UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of April

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Columbia California Intermediate Municipal Bond Fund

Class A | NACMX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Columbia California Intermediate Municipal Bond Fund | Class A | ASR122-01_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia California Intermediate Municipal Bond Fund Class A (including sales charges) ($11,323)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$9,701	$10,000	$10,000
05/16	$9,722	$10,027	$10,005
06/16	$9,859	$10,187	$10,130
07/16	$9,842	$10,193	$10,145
08/16	$9,862	$10,207	$10,153
09/16	$9,816	$10,156	$10,103
10/16	$9,726	$10,049	$10,010
11/16	$9,352	$9,674	$9,657
12/16	$9,446	$9,788	$9,761
01/17	$9,476	$9,852	$9,841
02/17	$9,541	$9,921	$9,900
03/17	$9,562	$9,942	$9,915
04/17	$9,629	$10,014	$9,986
05/17	$9,761	$10,173	$10,132
06/17	$9,735	$10,137	$10,090
07/17	$9,784	$10,219	$10,178
08/17	$9,879	$10,297	$10,232
09/17	$9,843	$10,244	$10,187
10/17	$9,855	$10,269	$10,206
11/17	$9,801	$10,214	$10,116
12/17	$9,869	$10,321	$10,210
01/18	$9,787	$10,200	$10,112
02/18	$9,758	$10,169	$10,080
03/18	$9,770	$10,207	$10,114
04/18	$9,735	$10,170	$10,083
05/18	$9,833	$10,287	$10,202
06/18	$9,835	$10,295	$10,214
07/18	$9,857	$10,320	$10,247
08/18	$9,870	$10,347	$10,275
09/18	$9,814	$10,280	$10,207
10/18	$9,760	$10,217	$10,148
11/18	$9,850	$10,330	$10,251
12/18	$9,960	$10,453	$10,365
01/19	$10,031	$10,532	$10,448
02/19	$10,080	$10,589	$10,495
03/19	$10,200	$10,756	$10,622
04/19	$10,222	$10,797	$10,644
05/19	$10,361	$10,946	$10,789
06/19	$10,401	$10,986	$10,827
07/19	$10,481	$11,074	$10,922
08/19	$10,610	$11,249	$11,049
09/19	$10,531	$11,159	$10,957
10/19	$10,542	$11,179	$10,983
11/19	$10,551	$11,207	$11,009
12/19	$10,581	$11,241	$11,041
01/20	$10,740	$11,443	$11,216
02/20	$10,848	$11,591	$11,321
03/20	$10,430	$11,170	$11,004
04/20	$10,239	$11,030	$10,925
05/20	$10,538	$11,381	$11,281
06/20	$10,637	$11,475	$11,324
07/20	$10,797	$11,668	$11,492
08/20	$10,756	$11,613	$11,437
09/20	$10,764	$11,616	$11,435
10/20	$10,733	$11,581	$11,408
11/20	$10,873	$11,755	$11,542
12/20	$10,933	$11,827	$11,582
01/21	$10,982	$11,902	$11,623
02/21	$10,807	$11,713	$11,442
03/21	$10,866	$11,786	$11,503
04/21	$10,935	$11,884	$11,579
05/21	$10,964	$11,920	$11,592
06/21	$11,002	$11,953	$11,604
07/21	$11,071	$12,052	$11,694
08/21	$11,037	$12,008	$11,671
09/21	$10,961	$11,921	$11,590
10/21	$10,938	$11,886	$11,556
11/21	$11,007	$11,987	$11,623
12/21	$11,015	$12,007	$11,646
01/22	$10,755	$11,678	$11,319
02/22	$10,699	$11,636	$11,288
03/22	$10,427	$11,259	$10,964
04/22	$10,174	$10,947	$10,713
05/22	$10,297	$11,110	$10,887
06/22	$10,169	$10,928	$10,794
07/22	$10,387	$11,217	$11,062
08/22	$10,240	$10,971	$10,869
09/22	$9,965	$10,550	$10,529
10/22	$9,933	$10,462	$10,492
11/22	$10,258	$10,952	$10,874
12/22	$10,289	$10,983	$10,929
01/23	$10,500	$11,298	$11,187
02/23	$10,318	$11,043	$10,960
03/23	$10,488	$11,288	$11,181
04/23	$10,455	$11,262	$11,141
05/23	$10,381	$11,165	$11,038
06/23	$10,444	$11,276	$11,127
07/23	$10,476	$11,321	$11,175
08/23	$10,412	$11,158	$11,065
09/23	$10,229	$10,831	$10,805
10/23	$10,153	$10,739	$10,743
11/23	$10,563	$11,420	$11,279
12/23	$10,758	$11,686	$11,509
01/24	$10,759	$11,626	$11,475
02/24	$10,758	$11,641	$11,479
03/24	$10,747	$11,641	$11,465
04/24	$10,649	$11,497	$11,330
05/24	$10,606	$11,463	$11,249
06/24	$10,726	$11,639	$11,394
07/24	$10,804	$11,745	$11,494
08/24	$10,870	$11,837	$11,610
09/24	$10,959	$11,954	$11,719
10/24	$10,827	$11,780	$11,567
11/24	$10,949	$11,984	$11,710
12/24	$10,862	$11,809	$11,585
01/25	$10,863	$11,868	$11,618
02/25	$10,973	$11,986	$11,753
03/25	$10,819	$11,783	$11,595
04/25	$10,764	$11,688	$11,500
05/25	$10,777	$11,695	$11,576
06/25	$10,857	$11,768	$11,678
07/25	$10,859	$11,744	$11,722
08/25	$10,941	$11,846	$11,848
09/25	$11,100	$12,121	$12,025
10/25	$11,205	$12,271	$12,129
11/25	$11,230	$12,299	$12,168
12/25	$11,267	$12,310	$12,190
01/26	$11,374	$12,426	$12,320
02/26	$11,476	$12,581	$12,438
03/26	$11,239	$12,289	$12,124
04/26	$11,323	$12,429	$12,201
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.19	0.70	1.56
Class A (including sales charges)	2.01	0.09	1.25
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Columbia California Intermediate Municipal Bond Fund | Class A | ASR122-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund | Class A | ASR122-01_(06/26) |

Columbia California Intermediate Municipal Bond Fund

Class S | NCMDX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$49	0.48%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Columbia California Intermediate Municipal Bond Fund | Class S | ASR122-16_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia California Intermediate Municipal Bond Fund Class S ($11,964)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,167	$10,187	$10,130
07/16	$10,152	$10,193	$10,145
08/16	$10,164	$10,207	$10,153
09/16	$10,129	$10,156	$10,103
10/16	$10,029	$10,049	$10,010
11/16	$9,653	$9,674	$9,657
12/16	$9,753	$9,788	$9,761
01/17	$9,786	$9,852	$9,841
02/17	$9,845	$9,921	$9,900
03/17	$9,878	$9,942	$9,915
04/17	$9,949	$10,014	$9,986
05/17	$10,088	$10,173	$10,132
06/17	$10,054	$10,137	$10,090
07/17	$10,116	$10,219	$10,178
08/17	$10,207	$10,297	$10,232
09/17	$10,172	$10,244	$10,187
10/17	$10,187	$10,269	$10,206
11/17	$10,132	$10,214	$10,116
12/17	$10,205	$10,321	$10,210
01/18	$10,132	$10,200	$10,112
02/18	$10,094	$10,169	$10,080
03/18	$10,119	$10,207	$10,114
04/18	$10,084	$10,170	$10,083
05/18	$10,178	$10,287	$10,202
06/18	$10,182	$10,295	$10,214
07/18	$10,207	$10,320	$10,247
08/18	$10,233	$10,347	$10,275
09/18	$10,177	$10,280	$10,207
10/18	$10,123	$10,217	$10,148
11/18	$10,218	$10,330	$10,251
12/18	$10,325	$10,453	$10,365
01/19	$10,411	$10,532	$10,448
02/19	$10,454	$10,589	$10,495
03/19	$10,591	$10,756	$10,622
04/19	$10,615	$10,797	$10,644
05/19	$10,762	$10,946	$10,789
06/19	$10,796	$10,986	$10,827
07/19	$10,892	$11,074	$10,922
08/19	$11,029	$11,249	$11,049
09/19	$10,949	$11,159	$10,957
10/19	$10,962	$11,179	$10,983
11/19	$10,974	$11,207	$11,009
12/19	$10,997	$11,241	$11,041
01/20	$11,176	$11,443	$11,216
02/20	$11,290	$11,591	$11,321
03/20	$10,846	$11,170	$11,004
04/20	$10,649	$11,030	$10,925
05/20	$10,974	$11,381	$11,281
06/20	$11,079	$11,475	$11,324
07/20	$11,248	$11,668	$11,492
08/20	$11,208	$11,613	$11,437
09/20	$11,208	$11,616	$11,435
10/20	$11,189	$11,581	$11,408
11/20	$11,337	$11,755	$11,542
12/20	$11,401	$11,827	$11,582
01/21	$11,456	$11,902	$11,623
02/21	$11,275	$11,713	$11,442
03/21	$11,328	$11,786	$11,503
04/21	$11,413	$11,884	$11,579
05/21	$11,446	$11,920	$11,592
06/21	$11,477	$11,953	$11,604
07/21	$11,563	$12,052	$11,694
08/21	$11,529	$12,008	$11,671
09/21	$11,442	$11,921	$11,590
10/21	$11,420	$11,886	$11,556
11/21	$11,505	$11,987	$11,623
12/21	$11,516	$12,007	$11,646
01/22	$11,235	$11,678	$11,319
02/22	$11,189	$11,636	$11,288
03/22	$10,907	$11,259	$10,964
04/22	$10,644	$10,947	$10,713
05/22	$10,775	$11,110	$10,887
06/22	$10,643	$10,928	$10,794
07/22	$10,874	$11,217	$11,062
08/22	$10,721	$10,971	$10,869
09/22	$10,435	$10,550	$10,529
10/22	$10,403	$10,462	$10,492
11/22	$10,746	$10,952	$10,874
12/22	$10,793	$10,983	$10,929
01/23	$11,017	$11,298	$11,187
02/23	$10,827	$11,043	$10,960
03/23	$11,008	$11,288	$11,181
04/23	$10,965	$11,262	$11,141
05/23	$10,889	$11,165	$11,038
06/23	$10,969	$11,276	$11,127
07/23	$10,994	$11,321	$11,175
08/23	$10,929	$11,158	$11,065
09/23	$10,738	$10,831	$10,805
10/23	$10,672	$10,739	$10,743
11/23	$11,095	$11,420	$11,279
12/23	$11,302	$11,686	$11,509
01/24	$11,305	$11,626	$11,475
02/24	$11,306	$11,641	$11,479
03/24	$11,297	$11,641	$11,465
04/24	$11,208	$11,497	$11,330
05/24	$11,165	$11,463	$11,249
06/24	$11,294	$11,639	$11,394
07/24	$11,366	$11,745	$11,494
08/24	$11,438	$11,837	$11,610
09/24	$11,535	$11,954	$11,719
10/24	$11,398	$11,780	$11,567
11/24	$11,540	$11,984	$11,710
12/24	$11,450	$11,809	$11,585
01/25	$11,443	$11,868	$11,618
02/25	$11,561	$11,986	$11,753
03/25	$11,412	$11,783	$11,595
04/25	$11,344	$11,688	$11,500
05/25	$11,372	$11,695	$11,576
06/25	$11,447	$11,768	$11,678
07/25	$11,452	$11,744	$11,722
08/25	$11,540	$11,846	$11,848
09/25	$11,724	$12,121	$12,025
10/25	$11,837	$12,271	$12,129
11/25	$11,866	$12,299	$12,168
12/25	$11,908	$12,310	$12,190
01/26	$12,010	$12,426	$12,320
02/26	$12,133	$12,581	$12,438
03/26	$11,885	$12,289	$12,124
04/26	$11,964	$12,429	$12,201
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	5.46	0.95	1.81
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Columbia California Intermediate Municipal Bond Fund | Class S | ASR122-16_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund | Class S | ASR122-16_(06/26) |

Columbia California Intermediate Municipal Bond Fund

Institutional 2 Class | CNBRX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$48	0.47%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Columbia California Intermediate Municipal Bond Fund | Institutional 2 Class | ASR122-15_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia California Intermediate Municipal Bond Fund Institutional 2 Class ($12,013)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,169	$10,187	$10,130
07/16	$10,154	$10,193	$10,145
08/16	$10,168	$10,207	$10,153
09/16	$10,133	$10,156	$10,103
10/16	$10,043	$10,049	$10,010
11/16	$9,656	$9,674	$9,657
12/16	$9,757	$9,788	$9,761
01/17	$9,792	$9,852	$9,841
02/17	$9,851	$9,921	$9,900
03/17	$9,886	$9,942	$9,915
04/17	$9,958	$10,014	$9,986
05/17	$10,098	$10,173	$10,132
06/17	$10,073	$10,137	$10,090
07/17	$10,127	$10,219	$10,178
08/17	$10,219	$10,297	$10,232
09/17	$10,194	$10,244	$10,187
10/17	$10,200	$10,269	$10,206
11/17	$10,155	$10,214	$10,116
12/17	$10,219	$10,321	$10,210
01/18	$10,145	$10,200	$10,112
02/18	$10,108	$10,169	$10,080
03/18	$10,133	$10,207	$10,114
04/18	$10,099	$10,170	$10,083
05/18	$10,204	$10,287	$10,202
06/18	$10,208	$10,295	$10,214
07/18	$10,234	$10,320	$10,247
08/18	$10,250	$10,347	$10,275
09/18	$10,195	$10,280	$10,207
10/18	$10,141	$10,217	$10,148
11/18	$10,237	$10,330	$10,251
12/18	$10,344	$10,453	$10,365
01/19	$10,432	$10,532	$10,448
02/19	$10,485	$10,589	$10,495
03/19	$10,613	$10,756	$10,622
04/19	$10,638	$10,797	$10,644
05/19	$10,786	$10,946	$10,789
06/19	$10,821	$10,986	$10,827
07/19	$10,917	$11,074	$10,922
08/19	$11,055	$11,249	$11,049
09/19	$10,975	$11,159	$10,957
10/19	$10,989	$11,179	$10,983
11/19	$11,002	$11,207	$11,009
12/19	$11,026	$11,241	$11,041
01/20	$11,206	$11,443	$11,216
02/20	$11,321	$11,591	$11,321
03/20	$10,875	$11,170	$11,004
04/20	$10,677	$11,030	$10,925
05/20	$11,005	$11,381	$11,281
06/20	$11,111	$11,475	$11,324
07/20	$11,282	$11,668	$11,492
08/20	$11,241	$11,613	$11,437
09/20	$11,242	$11,616	$11,435
10/20	$11,223	$11,581	$11,408
11/20	$11,372	$11,755	$11,542
12/20	$11,427	$11,827	$11,582
01/21	$11,482	$11,902	$11,623
02/21	$11,311	$11,713	$11,442
03/21	$11,366	$11,786	$11,503
04/21	$11,452	$11,884	$11,579
05/21	$11,485	$11,920	$11,592
06/21	$11,517	$11,953	$11,604
07/21	$11,593	$12,052	$11,694
08/21	$11,571	$12,008	$11,671
09/21	$11,483	$11,921	$11,590
10/21	$11,461	$11,886	$11,556
11/21	$11,548	$11,987	$11,623
12/21	$11,559	$12,007	$11,646
01/22	$11,277	$11,678	$11,319
02/22	$11,231	$11,636	$11,288
03/22	$10,947	$11,259	$10,964
04/22	$10,682	$10,947	$10,713
05/22	$10,814	$11,110	$10,887
06/22	$10,682	$10,928	$10,794
07/22	$10,914	$11,217	$11,062
08/22	$10,761	$10,971	$10,869
09/22	$10,473	$10,550	$10,529
10/22	$10,441	$10,462	$10,492
11/22	$10,786	$10,952	$10,874
12/22	$10,822	$10,983	$10,929
01/23	$11,048	$11,298	$11,187
02/23	$10,857	$11,043	$10,960
03/23	$11,039	$11,288	$11,181
04/23	$11,007	$11,262	$11,141
05/23	$10,919	$11,165	$11,038
06/23	$11,000	$11,276	$11,127
07/23	$11,036	$11,321	$11,175
08/23	$10,970	$11,158	$11,065
09/23	$10,778	$10,831	$10,805
10/23	$10,701	$10,739	$10,743
11/23	$11,126	$11,420	$11,279
12/23	$11,346	$11,686	$11,509
01/24	$11,338	$11,626	$11,475
02/24	$11,339	$11,641	$11,479
03/24	$11,330	$11,641	$11,465
04/24	$11,240	$11,497	$11,330
05/24	$11,197	$11,463	$11,249
06/24	$11,326	$11,639	$11,394
07/24	$11,399	$11,745	$11,494
08/24	$11,472	$11,837	$11,610
09/24	$11,569	$11,954	$11,719
10/24	$11,443	$11,780	$11,567
11/24	$11,575	$11,984	$11,710
12/24	$11,485	$11,809	$11,585
01/25	$11,477	$11,868	$11,618
02/25	$11,596	$11,986	$11,753
03/25	$11,446	$11,783	$11,595
04/25	$11,378	$11,688	$11,500
05/25	$11,406	$11,695	$11,576
06/25	$11,481	$11,768	$11,678
07/25	$11,486	$11,744	$11,722
08/25	$11,587	$11,846	$11,848
09/25	$11,760	$12,121	$12,025
10/25	$11,874	$12,271	$12,129
11/25	$11,902	$12,299	$12,168
12/25	$11,945	$12,310	$12,190
01/26	$12,048	$12,426	$12,320
02/26	$12,171	$12,581	$12,438
03/26	$11,922	$12,289	$12,124
04/26	$12,013	$12,429	$12,201
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.59	0.96	1.85
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Columbia California Intermediate Municipal Bond Fund | Institutional 2 Class | ASR122-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund | Institutional 2 Class | ASR122-15_(06/26) |

Columbia California Intermediate Municipal Bond Fund

Institutional 3 Class | CCBYX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.42%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Columbia California Intermediate Municipal Bond Fund | Institutional 3 Class | ASR122-17_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia California Intermediate Municipal Bond Fund Institutional 3 Class ($12,059)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,167	$10,187	$10,130
07/16	$10,152	$10,193	$10,145
08/16	$10,164	$10,207	$10,153
09/16	$10,129	$10,156	$10,103
10/16	$10,029	$10,049	$10,010
11/16	$9,653	$9,674	$9,657
12/16	$9,753	$9,788	$9,761
01/17	$9,786	$9,852	$9,841
02/17	$9,845	$9,921	$9,900
03/17	$9,878	$9,942	$9,915
04/17	$9,951	$10,014	$9,986
05/17	$10,091	$10,173	$10,132
06/17	$10,067	$10,137	$10,090
07/17	$10,121	$10,219	$10,178
08/17	$10,223	$10,297	$10,232
09/17	$10,189	$10,244	$10,187
10/17	$10,204	$10,269	$10,206
11/17	$10,150	$10,214	$10,116
12/17	$10,224	$10,321	$10,210
01/18	$10,142	$10,200	$10,112
02/18	$10,115	$10,169	$10,080
03/18	$10,130	$10,207	$10,114
04/18	$10,096	$10,170	$10,083
05/18	$10,202	$10,287	$10,202
06/18	$10,206	$10,295	$10,214
07/18	$10,233	$10,320	$10,247
08/18	$10,249	$10,347	$10,275
09/18	$10,194	$10,280	$10,207
10/18	$10,141	$10,217	$10,148
11/18	$10,237	$10,330	$10,251
12/18	$10,355	$10,453	$10,365
01/19	$10,433	$10,532	$10,448
02/19	$10,487	$10,589	$10,495
03/19	$10,615	$10,756	$10,622
04/19	$10,640	$10,797	$10,644
05/19	$10,789	$10,946	$10,789
06/19	$10,834	$10,986	$10,827
07/19	$10,920	$11,074	$10,922
08/19	$11,059	$11,249	$11,049
09/19	$10,979	$11,159	$10,957
10/19	$10,994	$11,179	$10,983
11/19	$11,007	$11,207	$11,009
12/19	$11,041	$11,241	$11,041
01/20	$11,211	$11,443	$11,216
02/20	$11,327	$11,591	$11,321
03/20	$10,893	$11,170	$11,004
04/20	$10,695	$11,030	$10,925
05/20	$11,013	$11,381	$11,281
06/20	$11,119	$11,475	$11,324
07/20	$11,290	$11,668	$11,492
08/20	$11,250	$11,613	$11,437
09/20	$11,252	$11,616	$11,435
10/20	$11,233	$11,581	$11,408
11/20	$11,383	$11,755	$11,542
12/20	$11,448	$11,827	$11,582
01/21	$11,504	$11,902	$11,623
02/21	$11,323	$11,713	$11,442
03/21	$11,378	$11,786	$11,503
04/21	$11,465	$11,884	$11,579
05/21	$11,498	$11,920	$11,592
06/21	$11,530	$11,953	$11,604
07/21	$11,618	$12,052	$11,694
08/21	$11,585	$12,008	$11,671
09/21	$11,498	$11,921	$11,590
10/21	$11,488	$11,886	$11,556
11/21	$11,564	$11,987	$11,623
12/21	$11,576	$12,007	$11,646
01/22	$11,305	$11,678	$11,319
02/22	$11,249	$11,636	$11,288
03/22	$10,965	$11,259	$10,964
04/22	$10,701	$10,947	$10,713
05/22	$10,834	$11,110	$10,887
06/22	$10,702	$10,928	$10,794
07/22	$10,945	$11,217	$11,062
08/22	$10,782	$10,971	$10,869
09/22	$10,494	$10,550	$10,529
10/22	$10,463	$10,462	$10,492
11/22	$10,809	$10,952	$10,874
12/22	$10,856	$10,983	$10,929
01/23	$11,082	$11,298	$11,187
02/23	$10,892	$11,043	$10,960
03/23	$11,063	$11,288	$11,181
04/23	$11,032	$11,262	$11,141
05/23	$10,955	$11,165	$11,038
06/23	$11,037	$11,276	$11,127
07/23	$11,062	$11,321	$11,175
08/23	$10,997	$11,158	$11,065
09/23	$10,805	$10,831	$10,805
10/23	$10,740	$10,739	$10,743
11/23	$11,166	$11,420	$11,279
12/23	$11,375	$11,686	$11,509
01/24	$11,379	$11,626	$11,475
02/24	$11,381	$11,641	$11,479
03/24	$11,373	$11,641	$11,465
04/24	$11,283	$11,497	$11,330
05/24	$11,240	$11,463	$11,249
06/24	$11,371	$11,639	$11,394
07/24	$11,444	$11,745	$11,494
08/24	$11,518	$11,837	$11,610
09/24	$11,615	$11,954	$11,719
10/24	$11,478	$11,780	$11,567
11/24	$11,622	$11,984	$11,710
12/24	$11,532	$11,809	$11,585
01/25	$11,525	$11,868	$11,618
02/25	$11,645	$11,986	$11,753
03/25	$11,495	$11,783	$11,595
04/25	$11,428	$11,688	$11,500
05/25	$11,457	$11,695	$11,576
06/25	$11,532	$11,768	$11,678
07/25	$11,538	$11,744	$11,722
08/25	$11,628	$11,846	$11,848
09/25	$11,813	$12,121	$12,025
10/25	$11,928	$12,271	$12,129
11/25	$11,957	$12,299	$12,168
12/25	$12,000	$12,310	$12,190
01/26	$12,104	$12,426	$12,320
02/26	$12,228	$12,581	$12,438
03/26	$11,979	$12,289	$12,124
04/26	$12,059	$12,429	$12,201
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	5.52	1.02	1.89
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Columbia California Intermediate Municipal Bond Fund | Institutional 3 Class | ASR122-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund | Institutional 3 Class | ASR122-17_(06/26) |

Columbia California Intermediate Municipal Bond Fund

Institutional Class | NCMAX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.48%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Columbia California Intermediate Municipal Bond Fund | Institutional Class | ASR122-08_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia California Intermediate Municipal Bond Fund Institutional Class ($11,964)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,167	$10,187	$10,130
07/16	$10,152	$10,193	$10,145
08/16	$10,164	$10,207	$10,153
09/16	$10,129	$10,156	$10,103
10/16	$10,029	$10,049	$10,010
11/16	$9,653	$9,674	$9,657
12/16	$9,753	$9,788	$9,761
01/17	$9,786	$9,852	$9,841
02/17	$9,845	$9,921	$9,900
03/17	$9,878	$9,942	$9,915
04/17	$9,949	$10,014	$9,986
05/17	$10,088	$10,173	$10,132
06/17	$10,054	$10,137	$10,090
07/17	$10,116	$10,219	$10,178
08/17	$10,207	$10,297	$10,232
09/17	$10,172	$10,244	$10,187
10/17	$10,187	$10,269	$10,206
11/17	$10,132	$10,214	$10,116
12/17	$10,205	$10,321	$10,210
01/18	$10,132	$10,200	$10,112
02/18	$10,094	$10,169	$10,080
03/18	$10,119	$10,207	$10,114
04/18	$10,084	$10,170	$10,083
05/18	$10,178	$10,287	$10,202
06/18	$10,182	$10,295	$10,214
07/18	$10,207	$10,320	$10,247
08/18	$10,233	$10,347	$10,275
09/18	$10,177	$10,280	$10,207
10/18	$10,123	$10,217	$10,148
11/18	$10,218	$10,330	$10,251
12/18	$10,325	$10,453	$10,365
01/19	$10,411	$10,532	$10,448
02/19	$10,454	$10,589	$10,495
03/19	$10,591	$10,756	$10,622
04/19	$10,615	$10,797	$10,644
05/19	$10,762	$10,946	$10,789
06/19	$10,796	$10,986	$10,827
07/19	$10,892	$11,074	$10,922
08/19	$11,029	$11,249	$11,049
09/19	$10,949	$11,159	$10,957
10/19	$10,962	$11,179	$10,983
11/19	$10,974	$11,207	$11,009
12/19	$10,997	$11,241	$11,041
01/20	$11,176	$11,443	$11,216
02/20	$11,290	$11,591	$11,321
03/20	$10,846	$11,170	$11,004
04/20	$10,649	$11,030	$10,925
05/20	$10,974	$11,381	$11,281
06/20	$11,079	$11,475	$11,324
07/20	$11,248	$11,668	$11,492
08/20	$11,208	$11,613	$11,437
09/20	$11,208	$11,616	$11,435
10/20	$11,189	$11,581	$11,408
11/20	$11,337	$11,755	$11,542
12/20	$11,401	$11,827	$11,582
01/21	$11,456	$11,902	$11,623
02/21	$11,275	$11,713	$11,442
03/21	$11,328	$11,786	$11,503
04/21	$11,413	$11,884	$11,579
05/21	$11,446	$11,920	$11,592
06/21	$11,477	$11,953	$11,604
07/21	$11,563	$12,052	$11,694
08/21	$11,529	$12,008	$11,671
09/21	$11,442	$11,921	$11,590
10/21	$11,420	$11,886	$11,556
11/21	$11,505	$11,987	$11,623
12/21	$11,516	$12,007	$11,646
01/22	$11,235	$11,678	$11,319
02/22	$11,189	$11,636	$11,288
03/22	$10,907	$11,259	$10,964
04/22	$10,644	$10,947	$10,713
05/22	$10,775	$11,110	$10,887
06/22	$10,643	$10,928	$10,794
07/22	$10,874	$11,217	$11,062
08/22	$10,721	$10,971	$10,869
09/22	$10,435	$10,550	$10,529
10/22	$10,403	$10,462	$10,492
11/22	$10,746	$10,952	$10,874
12/22	$10,793	$10,983	$10,929
01/23	$11,017	$11,298	$11,187
02/23	$10,827	$11,043	$10,960
03/23	$11,008	$11,288	$11,181
04/23	$10,965	$11,262	$11,141
05/23	$10,889	$11,165	$11,038
06/23	$10,969	$11,276	$11,127
07/23	$10,994	$11,321	$11,175
08/23	$10,929	$11,158	$11,065
09/23	$10,738	$10,831	$10,805
10/23	$10,672	$10,739	$10,743
11/23	$11,095	$11,420	$11,279
12/23	$11,302	$11,686	$11,509
01/24	$11,305	$11,626	$11,475
02/24	$11,306	$11,641	$11,479
03/24	$11,297	$11,641	$11,465
04/24	$11,208	$11,497	$11,330
05/24	$11,165	$11,463	$11,249
06/24	$11,294	$11,639	$11,394
07/24	$11,366	$11,745	$11,494
08/24	$11,438	$11,837	$11,610
09/24	$11,535	$11,954	$11,719
10/24	$11,398	$11,780	$11,567
11/24	$11,540	$11,984	$11,710
12/24	$11,451	$11,809	$11,585
01/25	$11,443	$11,868	$11,618
02/25	$11,561	$11,986	$11,753
03/25	$11,412	$11,783	$11,595
04/25	$11,345	$11,688	$11,500
05/25	$11,373	$11,695	$11,576
06/25	$11,447	$11,768	$11,678
07/25	$11,452	$11,744	$11,722
08/25	$11,541	$11,846	$11,848
09/25	$11,724	$12,121	$12,025
10/25	$11,838	$12,271	$12,129
11/25	$11,866	$12,299	$12,168
12/25	$11,896	$12,310	$12,190
01/26	$12,011	$12,426	$12,320
02/26	$12,133	$12,581	$12,438
03/26	$11,874	$12,289	$12,124
04/26	$11,964	$12,429	$12,201
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.46	0.95	1.81
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Columbia California Intermediate Municipal Bond Fund | Institutional Class | ASR122-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Asset Categories

Table Summary
Municipal Bonds	98.1%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund | Institutional Class | ASR122-08_(06/26) |

Columbia Short Duration Municipal Bond Fund

Class A | NSMMX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	0.64%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Columbia Short Duration Municipal Bond Fund | Class A | ASR223-01_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Duration Municipal Bond Fund Class A (including sales charges) ($11,313)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$9,896	$10,000	$10,000
05/16	$9,882	$10,027	$9,993
06/16	$9,917	$10,187	$10,041
07/16	$9,932	$10,193	$10,068
08/16	$9,929	$10,207	$10,056
09/16	$9,908	$10,156	$10,020
10/16	$9,897	$10,049	$10,009
11/16	$9,810	$9,674	$9,883
12/16	$9,819	$9,788	$9,912
01/17	$9,857	$9,852	$9,979
02/17	$9,894	$9,921	$10,033
03/17	$9,903	$9,942	$10,032
04/17	$9,921	$10,014	$10,063
05/17	$9,949	$10,173	$10,113
06/17	$9,937	$10,137	$10,088
07/17	$9,973	$10,219	$10,131
08/17	$10,002	$10,297	$10,170
09/17	$9,982	$10,244	$10,137
10/17	$9,983	$10,269	$10,136
11/17	$9,935	$10,214	$10,052
12/17	$9,945	$10,321	$10,072
01/18	$9,956	$10,200	$10,086
02/18	$9,955	$10,169	$10,089
03/18	$9,955	$10,207	$10,082
04/18	$9,937	$10,170	$10,057
05/18	$9,967	$10,287	$10,112
06/18	$9,997	$10,295	$10,149
07/18	$10,019	$10,320	$10,180
08/18	$10,022	$10,347	$10,176
09/18	$9,995	$10,280	$10,138
10/18	$9,998	$10,217	$10,134
11/18	$10,021	$10,330	$10,185
12/18	$10,064	$10,453	$10,250
01/19	$10,106	$10,532	$10,307
02/19	$10,128	$10,589	$10,341
03/19	$10,161	$10,756	$10,386
04/19	$10,174	$10,797	$10,389
05/19	$10,228	$10,946	$10,456
06/19	$10,251	$10,986	$10,502
07/19	$10,294	$11,074	$10,560
08/19	$10,328	$11,249	$10,589
09/19	$10,301	$11,159	$10,536
10/19	$10,325	$11,179	$10,580
11/19	$10,337	$11,207	$10,603
12/19	$10,350	$11,241	$10,625
01/20	$10,412	$11,443	$10,696
02/20	$10,463	$11,591	$10,734
03/20	$10,267	$11,170	$10,581
04/20	$10,239	$11,030	$10,595
05/20	$10,349	$11,381	$10,791
06/20	$10,389	$11,475	$10,813
07/20	$10,450	$11,668	$10,878
08/20	$10,460	$11,613	$10,876
09/20	$10,469	$11,616	$10,889
10/20	$10,458	$11,581	$10,872
11/20	$10,496	$11,755	$10,904
12/20	$10,525	$11,827	$10,925
01/21	$10,553	$11,902	$10,951
02/21	$10,500	$11,713	$10,907
03/21	$10,518	$11,786	$10,934
04/21	$10,545	$11,884	$10,958
05/21	$10,562	$11,920	$10,961
06/21	$10,569	$11,953	$10,962
07/21	$10,595	$12,052	$10,998
08/21	$10,589	$12,008	$10,994
09/21	$10,554	$11,921	$10,970
10/21	$10,538	$11,886	$10,955
11/21	$10,553	$11,987	$10,961
12/21	$10,558	$12,007	$10,965
01/22	$10,413	$11,678	$10,797
02/22	$10,368	$11,636	$10,768
03/22	$10,251	$11,259	$10,600
04/22	$10,156	$10,947	$10,498
05/22	$10,235	$11,110	$10,619
06/22	$10,202	$10,928	$10,608
07/22	$10,303	$11,217	$10,724
08/22	$10,203	$10,971	$10,590
09/22	$10,062	$10,550	$10,409
10/22	$10,054	$10,462	$10,408
11/22	$10,211	$10,952	$10,601
12/22	$10,216	$10,983	$10,617
01/23	$10,353	$11,298	$10,759
02/23	$10,223	$11,043	$10,605
03/23	$10,351	$11,288	$10,762
04/23	$10,326	$11,262	$10,716
05/23	$10,281	$11,165	$10,659
06/23	$10,339	$11,276	$10,723
07/23	$10,367	$11,321	$10,748
08/23	$10,345	$11,158	$10,724
09/23	$10,249	$10,831	$10,622
10/23	$10,247	$10,739	$10,636
11/23	$10,474	$11,420	$10,894
12/23	$10,578	$11,686	$10,997
01/24	$10,578	$11,626	$10,977
02/24	$10,598	$11,641	$10,989
03/24	$10,587	$11,641	$10,976
04/24	$10,556	$11,497	$10,938
05/24	$10,546	$11,463	$10,929
06/24	$10,630	$11,639	$11,015
07/24	$10,705	$11,745	$11,107
08/24	$10,804	$11,837	$11,213
09/24	$10,859	$11,954	$11,269
10/24	$10,788	$11,780	$11,206
11/24	$10,853	$11,984	$11,263
12/24	$10,814	$11,809	$11,225
01/25	$10,871	$11,868	$11,285
02/25	$10,935	$11,986	$11,354
03/25	$10,907	$11,783	$11,337
04/25	$10,877	$11,688	$11,297
05/25	$10,935	$11,695	$11,376
06/25	$11,012	$11,768	$11,457
07/25	$11,068	$11,744	$11,541
08/25	$11,125	$11,846	$11,612
09/25	$11,183	$12,121	$11,632
10/25	$11,198	$12,271	$11,618
11/25	$11,211	$12,299	$11,647
12/25	$11,247	$12,310	$11,686
01/26	$11,316	$12,426	$11,777
02/26	$11,382	$12,581	$11,848
03/26	$11,265	$12,289	$11,736
04/26	$11,313	$12,429	$11,758
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	4.00	1.42	1.35
Class A (including sales charges)Footnote Reference(a)	2.98	1.20	1.24
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Columbia Short Duration Municipal Bond Fund | Class A | ASR223-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Duration Municipal Bond Fund | Class A | ASR223-01_(06/26) |

Columbia Short Duration Municipal Bond Fund

Class S | NSMDX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$40	0.39%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Columbia Short Duration Municipal Bond Fund | Class S | ASR223-16_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Duration Municipal Bond Fund Class S ($11,720)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,989	$10,027	$9,993
06/16	$10,026	$10,187	$10,041
07/16	$10,044	$10,193	$10,068
08/16	$10,042	$10,207	$10,056
09/16	$10,023	$10,156	$10,020
10/16	$10,014	$10,049	$10,009
11/16	$9,928	$9,674	$9,883
12/16	$9,940	$9,788	$9,912
01/17	$9,990	$9,852	$9,979
02/17	$10,029	$9,921	$10,033
03/17	$10,031	$9,942	$10,032
04/17	$10,051	$10,014	$10,063
05/17	$10,081	$10,173	$10,113
06/17	$10,071	$10,137	$10,088
07/17	$10,110	$10,219	$10,131
08/17	$10,141	$10,297	$10,170
09/17	$10,123	$10,244	$10,137
10/17	$10,126	$10,269	$10,136
11/17	$10,079	$10,214	$10,052
12/17	$10,091	$10,321	$10,072
01/18	$10,105	$10,200	$10,086
02/18	$10,106	$10,169	$10,089
03/18	$10,108	$10,207	$10,082
04/18	$10,092	$10,170	$10,057
05/18	$10,125	$10,287	$10,112
06/18	$10,157	$10,295	$10,149
07/18	$10,181	$10,320	$10,180
08/18	$10,186	$10,347	$10,176
09/18	$10,161	$10,280	$10,138
10/18	$10,166	$10,217	$10,134
11/18	$10,191	$10,330	$10,185
12/18	$10,237	$10,453	$10,250
01/19	$10,283	$10,532	$10,307
02/19	$10,307	$10,589	$10,341
03/19	$10,343	$10,756	$10,386
04/19	$10,358	$10,797	$10,389
05/19	$10,415	$10,946	$10,456
06/19	$10,440	$10,986	$10,502
07/19	$10,487	$11,074	$10,560
08/19	$10,524	$11,249	$10,589
09/19	$10,498	$11,159	$10,536
10/19	$10,525	$11,179	$10,580
11/19	$10,539	$11,207	$10,603
12/19	$10,554	$11,241	$10,625
01/20	$10,620	$11,443	$10,696
02/20	$10,664	$11,591	$10,734
03/20	$10,476	$11,170	$10,581
04/20	$10,450	$11,030	$10,595
05/20	$10,565	$11,381	$10,791
06/20	$10,608	$11,475	$10,813
07/20	$10,672	$11,668	$10,878
08/20	$10,684	$11,613	$10,876
09/20	$10,696	$11,616	$10,889
10/20	$10,687	$11,581	$10,872
11/20	$10,739	$11,755	$10,904
12/20	$10,760	$11,827	$10,925
01/21	$10,791	$11,902	$10,951
02/21	$10,739	$11,713	$10,907
03/21	$10,759	$11,786	$10,934
04/21	$10,789	$11,884	$10,958
05/21	$10,809	$11,920	$10,961
06/21	$10,818	$11,953	$10,962
07/21	$10,848	$12,052	$10,998
08/21	$10,844	$12,008	$10,994
09/21	$10,810	$11,921	$10,970
10/21	$10,796	$11,886	$10,955
11/21	$10,813	$11,987	$10,961
12/21	$10,821	$12,007	$10,965
01/22	$10,675	$11,678	$10,797
02/22	$10,630	$11,636	$10,768
03/22	$10,513	$11,259	$10,600
04/22	$10,418	$10,947	$10,498
05/22	$10,501	$11,110	$10,619
06/22	$10,469	$10,928	$10,608
07/22	$10,575	$11,217	$10,724
08/22	$10,474	$10,971	$10,590
09/22	$10,332	$10,550	$10,409
10/22	$10,326	$10,462	$10,408
11/22	$10,489	$10,952	$10,601
12/22	$10,497	$10,983	$10,617
01/23	$10,640	$11,298	$10,759
02/23	$10,508	$11,043	$10,605
03/23	$10,653	$11,288	$10,762
04/23	$10,618	$11,262	$10,716
05/23	$10,585	$11,165	$10,659
06/23	$10,636	$11,276	$10,723
07/23	$10,668	$11,321	$10,748
08/23	$10,657	$11,158	$10,724
09/23	$10,550	$10,831	$10,622
10/23	$10,551	$10,739	$10,636
11/23	$10,787	$11,420	$10,894
12/23	$10,896	$11,686	$10,997
01/24	$10,898	$11,626	$10,977
02/24	$10,920	$11,641	$10,989
03/24	$10,912	$11,641	$10,976
04/24	$10,882	$11,497	$10,938
05/24	$10,874	$11,463	$10,929
06/24	$10,963	$11,639	$11,015
07/24	$11,042	$11,745	$11,107
08/24	$11,147	$11,837	$11,213
09/24	$11,207	$11,954	$11,269
10/24	$11,134	$11,780	$11,206
11/24	$11,215	$11,984	$11,263
12/24	$11,166	$11,809	$11,225
01/25	$11,227	$11,868	$11,285
02/25	$11,296	$11,986	$11,354
03/25	$11,269	$11,783	$11,337
04/25	$11,241	$11,688	$11,297
05/25	$11,303	$11,695	$11,376
06/25	$11,385	$11,768	$11,457
07/25	$11,445	$11,744	$11,541
08/25	$11,507	$11,846	$11,612
09/25	$11,569	$12,121	$11,632
10/25	$11,586	$12,271	$11,618
11/25	$11,602	$12,299	$11,647
12/25	$11,642	$12,310	$11,686
01/26	$11,716	$12,426	$11,777
02/26	$11,787	$12,581	$11,848
03/26	$11,668	$12,289	$11,736
04/26	$11,720	$12,429	$11,758
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	4.26	1.67	1.60
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Footnote(b)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Columbia Short Duration Municipal Bond Fund | Class S | ASR223-16_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Duration Municipal Bond Fund | Class S | ASR223-16_(06/26) |

Columbia Short Duration Municipal Bond Fund

Institutional 2 Class | CNNRX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$35	0.34%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Columbia Short Duration Municipal Bond Fund | Institutional 2 Class | ASR223-15_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Duration Municipal Bond Fund Institutional 2 Class ($11,783)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,999	$10,027	$9,993
06/16	$10,037	$10,187	$10,041
07/16	$10,056	$10,193	$10,068
08/16	$10,056	$10,207	$10,056
09/16	$10,027	$10,156	$10,020
10/16	$10,029	$10,049	$10,009
11/16	$9,934	$9,674	$9,883
12/16	$9,956	$9,788	$9,912
01/17	$9,997	$9,852	$9,979
02/17	$10,037	$9,921	$10,033
03/17	$10,040	$9,942	$10,032
04/17	$10,061	$10,014	$10,063
05/17	$10,102	$10,173	$10,113
06/17	$10,083	$10,137	$10,088
07/17	$10,123	$10,219	$10,131
08/17	$10,155	$10,297	$10,170
09/17	$10,147	$10,244	$10,137
10/17	$10,149	$10,269	$10,136
11/17	$10,103	$10,214	$10,052
12/17	$10,116	$10,321	$10,072
01/18	$10,129	$10,200	$10,086
02/18	$10,131	$10,169	$10,089
03/18	$10,123	$10,207	$10,082
04/18	$10,117	$10,170	$10,057
05/18	$10,150	$10,287	$10,112
06/18	$10,183	$10,295	$10,149
07/18	$10,198	$10,320	$10,180
08/18	$10,204	$10,347	$10,176
09/18	$10,188	$10,280	$10,138
10/18	$10,184	$10,217	$10,134
11/18	$10,220	$10,330	$10,185
12/18	$10,266	$10,453	$10,250
01/19	$10,302	$10,532	$10,307
02/19	$10,337	$10,589	$10,341
03/19	$10,373	$10,756	$10,386
04/19	$10,389	$10,797	$10,389
05/19	$10,436	$10,946	$10,456
06/19	$10,473	$10,986	$10,502
07/19	$10,519	$11,074	$10,560
08/19	$10,557	$11,249	$10,589
09/19	$10,532	$11,159	$10,536
10/19	$10,549	$11,179	$10,580
11/19	$10,564	$11,207	$10,603
12/19	$10,589	$11,241	$10,625
01/20	$10,656	$11,443	$10,696
02/20	$10,700	$11,591	$10,734
03/20	$10,512	$11,170	$10,581
04/20	$10,476	$11,030	$10,595
05/20	$10,591	$11,381	$10,791
06/20	$10,646	$11,475	$10,813
07/20	$10,710	$11,668	$10,878
08/20	$10,713	$11,613	$10,876
09/20	$10,724	$11,616	$10,889
10/20	$10,726	$11,581	$10,872
11/20	$10,768	$11,755	$10,904
12/20	$10,800	$11,827	$10,925
01/21	$10,821	$11,902	$10,951
02/21	$10,780	$11,713	$10,907
03/21	$10,800	$11,786	$10,934
04/21	$10,831	$11,884	$10,958
05/21	$10,841	$11,920	$10,961
06/21	$10,850	$11,953	$10,962
07/21	$10,890	$12,052	$10,998
08/21	$10,877	$12,008	$10,994
09/21	$10,842	$11,921	$10,970
10/21	$10,829	$11,886	$10,955
11/21	$10,857	$11,987	$10,961
12/21	$10,855	$12,007	$10,965
01/22	$10,709	$11,678	$10,797
02/22	$10,664	$11,636	$10,768
03/22	$10,547	$11,259	$10,600
04/22	$10,462	$10,947	$10,498
05/22	$10,535	$11,110	$10,619
06/22	$10,504	$10,928	$10,608
07/22	$10,611	$11,217	$10,724
08/22	$10,510	$10,971	$10,590
09/22	$10,367	$10,550	$10,409
10/22	$10,362	$10,462	$10,408
11/22	$10,526	$10,952	$10,601
12/22	$10,545	$10,983	$10,617
01/23	$10,679	$11,298	$10,759
02/23	$10,547	$11,043	$10,605
03/23	$10,693	$11,288	$10,762
04/23	$10,669	$11,262	$10,716
05/23	$10,625	$11,165	$10,659
06/23	$10,688	$11,276	$10,723
07/23	$10,709	$11,321	$10,748
08/23	$10,699	$11,158	$10,724
09/23	$10,602	$10,831	$10,622
10/23	$10,593	$10,739	$10,636
11/23	$10,831	$11,420	$10,894
12/23	$10,952	$11,686	$10,997
01/24	$10,944	$11,626	$10,977
02/24	$10,967	$11,641	$10,989
03/24	$10,969	$11,641	$10,976
04/24	$10,928	$11,497	$10,938
05/24	$10,921	$11,463	$10,929
06/24	$11,011	$11,639	$11,015
07/24	$11,102	$11,745	$11,107
08/24	$11,197	$11,837	$11,213
09/24	$11,258	$11,954	$11,269
10/24	$11,197	$11,780	$11,206
11/24	$11,268	$11,984	$11,263
12/24	$11,219	$11,809	$11,225
01/25	$11,292	$11,868	$11,285
02/25	$11,350	$11,986	$11,354
03/25	$11,324	$11,783	$11,337
04/25	$11,296	$11,688	$11,297
05/25	$11,359	$11,695	$11,376
06/25	$11,442	$11,768	$11,457
07/25	$11,502	$11,744	$11,541
08/25	$11,576	$11,846	$11,612
09/25	$11,628	$12,121	$11,632
10/25	$11,646	$12,271	$11,618
11/25	$11,674	$12,299	$11,647
12/25	$11,703	$12,310	$11,686
01/26	$11,790	$12,426	$11,777
02/26	$11,861	$12,581	$11,848
03/26	$11,742	$12,289	$11,736
04/26	$11,783	$12,429	$11,758
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	4.32	1.70	1.65
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Columbia Short Duration Municipal Bond Fund | Institutional 2 Class | ASR223-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Duration Municipal Bond Fund | Institutional 2 Class | ASR223-15_(06/26) |

Columbia Short Duration Municipal Bond Fund

Institutional 3 Class | CSMYX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$33	0.32%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Columbia Short Duration Municipal Bond Fund | Institutional 3 Class | ASR223-17_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Duration Municipal Bond Fund Institutional 3 Class ($11,809)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,989	$10,027	$9,993
06/16	$10,026	$10,187	$10,041
07/16	$10,044	$10,193	$10,068
08/16	$10,042	$10,207	$10,056
09/16	$10,023	$10,156	$10,020
10/16	$10,014	$10,049	$10,009
11/16	$9,928	$9,674	$9,883
12/16	$9,940	$9,788	$9,912
01/17	$9,990	$9,852	$9,979
02/17	$10,029	$9,921	$10,033
03/17	$10,032	$9,942	$10,032
04/17	$10,053	$10,014	$10,063
05/17	$10,085	$10,173	$10,113
06/17	$10,076	$10,137	$10,088
07/17	$10,116	$10,219	$10,131
08/17	$10,139	$10,297	$10,170
09/17	$10,122	$10,244	$10,137
10/17	$10,125	$10,269	$10,136
11/17	$10,088	$10,214	$10,052
12/17	$10,102	$10,321	$10,072
01/18	$10,115	$10,200	$10,086
02/18	$10,117	$10,169	$10,089
03/18	$10,110	$10,207	$10,082
04/18	$10,095	$10,170	$10,057
05/18	$10,138	$10,287	$10,112
06/18	$10,162	$10,295	$10,149
07/18	$10,186	$10,320	$10,180
08/18	$10,193	$10,347	$10,176
09/18	$10,178	$10,280	$10,138
10/18	$10,174	$10,217	$10,134
11/18	$10,210	$10,330	$10,185
12/18	$10,257	$10,453	$10,250
01/19	$10,293	$10,532	$10,307
02/19	$10,328	$10,589	$10,341
03/19	$10,364	$10,756	$10,386
04/19	$10,381	$10,797	$10,389
05/19	$10,429	$10,946	$10,456
06/19	$10,465	$10,986	$10,502
07/19	$10,512	$11,074	$10,560
08/19	$10,550	$11,249	$10,589
09/19	$10,526	$11,159	$10,536
10/19	$10,543	$11,179	$10,580
11/19	$10,558	$11,207	$10,603
12/19	$10,584	$11,241	$10,625
01/20	$10,651	$11,443	$10,696
02/20	$10,696	$11,591	$10,734
03/20	$10,508	$11,170	$10,581
04/20	$10,472	$11,030	$10,595
05/20	$10,588	$11,381	$10,791
06/20	$10,643	$11,475	$10,813
07/20	$10,708	$11,668	$10,878
08/20	$10,711	$11,613	$10,876
09/20	$10,723	$11,616	$10,889
10/20	$10,725	$11,581	$10,872
11/20	$10,767	$11,755	$10,904
12/20	$10,800	$11,827	$10,925
01/21	$10,822	$11,902	$10,951
02/21	$10,781	$11,713	$10,907
03/21	$10,802	$11,786	$10,934
04/21	$10,833	$11,884	$10,958
05/21	$10,843	$11,920	$10,961
06/21	$10,853	$11,953	$10,962
07/21	$10,893	$12,052	$10,998
08/21	$10,880	$12,008	$10,994
09/21	$10,846	$11,921	$10,970
10/21	$10,833	$11,886	$10,955
11/21	$10,862	$11,987	$10,961
12/21	$10,871	$12,007	$10,965
01/22	$10,714	$11,678	$10,797
02/22	$10,681	$11,636	$10,768
03/22	$10,554	$11,259	$10,600
04/22	$10,469	$10,947	$10,498
05/22	$10,553	$11,110	$10,619
06/22	$10,522	$10,928	$10,608
07/22	$10,619	$11,217	$10,724
08/22	$10,529	$10,971	$10,590
09/22	$10,386	$10,550	$10,409
10/22	$10,371	$10,462	$10,408
11/22	$10,536	$10,952	$10,601
12/22	$10,555	$10,983	$10,617
01/23	$10,690	$11,298	$10,759
02/23	$10,568	$11,043	$10,605
03/23	$10,705	$11,288	$10,762
04/23	$10,681	$11,262	$10,716
05/23	$10,638	$11,165	$10,659
06/23	$10,701	$11,276	$10,723
07/23	$10,723	$11,321	$10,748
08/23	$10,713	$11,158	$10,724
09/23	$10,617	$10,831	$10,622
10/23	$10,608	$10,739	$10,636
11/23	$10,846	$11,420	$10,894
12/23	$10,967	$11,686	$10,997
01/24	$10,971	$11,626	$10,977
02/24	$10,983	$11,641	$10,989
03/24	$10,986	$11,641	$10,976
04/24	$10,956	$11,497	$10,938
05/24	$10,938	$11,463	$10,929
06/24	$11,029	$11,639	$11,015
07/24	$11,121	$11,745	$11,107
08/24	$11,216	$11,837	$11,213
09/24	$11,277	$11,954	$11,269
10/24	$11,217	$11,780	$11,206
11/24	$11,288	$11,984	$11,263
12/24	$11,239	$11,809	$11,225
01/25	$11,313	$11,868	$11,285
02/25	$11,382	$11,986	$11,354
03/25	$11,345	$11,783	$11,337
04/25	$11,317	$11,688	$11,297
05/25	$11,380	$11,695	$11,376
06/25	$11,464	$11,768	$11,457
07/25	$11,525	$11,744	$11,541
08/25	$11,599	$11,846	$11,612
09/25	$11,663	$12,121	$11,632
10/25	$11,670	$12,271	$11,618
11/25	$11,698	$12,299	$11,647
12/25	$11,727	$12,310	$11,686
01/26	$11,814	$12,426	$11,777
02/26	$11,886	$12,581	$11,848
03/26	$11,767	$12,289	$11,736
04/26	$11,809	$12,429	$11,758
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)Footnote Reference(b)	4.34	1.74	1.68
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Footnote(b)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Columbia Short Duration Municipal Bond Fund | Institutional 3 Class | ASR223-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Duration Municipal Bond Fund | Institutional 3 Class | ASR223-17_(06/26) |

Columbia Short Duration Municipal Bond Fund

Institutional Class | NSMIX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Columbia Short Duration Municipal Bond Fund | Institutional Class | ASR223-08_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Duration Municipal Bond Fund Institutional Class ($11,720)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,989	$10,027	$9,993
06/16	$10,026	$10,187	$10,041
07/16	$10,044	$10,193	$10,068
08/16	$10,042	$10,207	$10,056
09/16	$10,023	$10,156	$10,020
10/16	$10,014	$10,049	$10,009
11/16	$9,928	$9,674	$9,883
12/16	$9,940	$9,788	$9,912
01/17	$9,990	$9,852	$9,979
02/17	$10,029	$9,921	$10,033
03/17	$10,031	$9,942	$10,032
04/17	$10,051	$10,014	$10,063
05/17	$10,081	$10,173	$10,113
06/17	$10,071	$10,137	$10,088
07/17	$10,110	$10,219	$10,131
08/17	$10,141	$10,297	$10,170
09/17	$10,123	$10,244	$10,137
10/17	$10,126	$10,269	$10,136
11/17	$10,079	$10,214	$10,052
12/17	$10,091	$10,321	$10,072
01/18	$10,105	$10,200	$10,086
02/18	$10,106	$10,169	$10,089
03/18	$10,108	$10,207	$10,082
04/18	$10,092	$10,170	$10,057
05/18	$10,125	$10,287	$10,112
06/18	$10,157	$10,295	$10,149
07/18	$10,181	$10,320	$10,180
08/18	$10,186	$10,347	$10,176
09/18	$10,161	$10,280	$10,138
10/18	$10,166	$10,217	$10,134
11/18	$10,191	$10,330	$10,185
12/18	$10,237	$10,453	$10,250
01/19	$10,283	$10,532	$10,307
02/19	$10,307	$10,589	$10,341
03/19	$10,343	$10,756	$10,386
04/19	$10,358	$10,797	$10,389
05/19	$10,415	$10,946	$10,456
06/19	$10,440	$10,986	$10,502
07/19	$10,487	$11,074	$10,560
08/19	$10,524	$11,249	$10,589
09/19	$10,498	$11,159	$10,536
10/19	$10,525	$11,179	$10,580
11/19	$10,539	$11,207	$10,603
12/19	$10,554	$11,241	$10,625
01/20	$10,620	$11,443	$10,696
02/20	$10,664	$11,591	$10,734
03/20	$10,476	$11,170	$10,581
04/20	$10,450	$11,030	$10,595
05/20	$10,565	$11,381	$10,791
06/20	$10,608	$11,475	$10,813
07/20	$10,672	$11,668	$10,878
08/20	$10,684	$11,613	$10,876
09/20	$10,696	$11,616	$10,889
10/20	$10,687	$11,581	$10,872
11/20	$10,739	$11,755	$10,904
12/20	$10,760	$11,827	$10,925
01/21	$10,791	$11,902	$10,951
02/21	$10,739	$11,713	$10,907
03/21	$10,759	$11,786	$10,934
04/21	$10,789	$11,884	$10,958
05/21	$10,809	$11,920	$10,961
06/21	$10,818	$11,953	$10,962
07/21	$10,848	$12,052	$10,998
08/21	$10,844	$12,008	$10,994
09/21	$10,810	$11,921	$10,970
10/21	$10,796	$11,886	$10,955
11/21	$10,813	$11,987	$10,961
12/21	$10,821	$12,007	$10,965
01/22	$10,675	$11,678	$10,797
02/22	$10,630	$11,636	$10,768
03/22	$10,513	$11,259	$10,600
04/22	$10,418	$10,947	$10,498
05/22	$10,501	$11,110	$10,619
06/22	$10,469	$10,928	$10,608
07/22	$10,575	$11,217	$10,724
08/22	$10,474	$10,971	$10,590
09/22	$10,332	$10,550	$10,409
10/22	$10,326	$10,462	$10,408
11/22	$10,489	$10,952	$10,601
12/22	$10,497	$10,983	$10,617
01/23	$10,640	$11,298	$10,759
02/23	$10,508	$11,043	$10,605
03/23	$10,653	$11,288	$10,762
04/23	$10,618	$11,262	$10,716
05/23	$10,585	$11,165	$10,659
06/23	$10,636	$11,276	$10,723
07/23	$10,668	$11,321	$10,748
08/23	$10,657	$11,158	$10,724
09/23	$10,550	$10,831	$10,622
10/23	$10,551	$10,739	$10,636
11/23	$10,787	$11,420	$10,894
12/23	$10,896	$11,686	$10,997
01/24	$10,898	$11,626	$10,977
02/24	$10,920	$11,641	$10,989
03/24	$10,912	$11,641	$10,976
04/24	$10,882	$11,497	$10,938
05/24	$10,874	$11,463	$10,929
06/24	$10,963	$11,639	$11,015
07/24	$11,042	$11,745	$11,107
08/24	$11,147	$11,837	$11,213
09/24	$11,207	$11,954	$11,269
10/24	$11,135	$11,780	$11,206
11/24	$11,205	$11,984	$11,263
12/24	$11,167	$11,809	$11,225
01/25	$11,228	$11,868	$11,285
02/25	$11,297	$11,986	$11,354
03/25	$11,269	$11,783	$11,337
04/25	$11,241	$11,688	$11,297
05/25	$11,303	$11,695	$11,376
06/25	$11,386	$11,768	$11,457
07/25	$11,445	$11,744	$11,541
08/25	$11,507	$11,846	$11,612
09/25	$11,570	$12,121	$11,632
10/25	$11,587	$12,271	$11,618
11/25	$11,614	$12,299	$11,647
12/25	$11,642	$12,310	$11,686
01/26	$11,717	$12,426	$11,777
02/26	$11,799	$12,581	$11,848
03/26	$11,680	$12,289	$11,736
04/26	$11,720	$12,429	$11,758
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	4.26	1.67	1.60
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Columbia Short Duration Municipal Bond Fund | Institutional Class | ASR223-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Duration Municipal Bond Fund | Institutional Class | ASR223-08_(06/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Mr. Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Audit fees (a)	76,602	74,667		0
Audit-related fees (b)		0		0
Tax fees (c)	28,418	27,590		0
All other fees (d)		0		0
Non-audit fees (g)		0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia California Intermediate Municipal Bond Fund
Annual Financial Statements and Additional Information
April 30, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia California Intermediate Municipal Bond Fund | 2026

Portfolio of Investments
April 30, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.400%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 12.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(c)
Revenue Bonds
Series 2024B
07/01/2042	5.250%	5,500,000	6,004,402
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,086,689
Subordinated Series 2025
05/15/2034	5.000%	2,000,000	2,237,334
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,585,935
Revenue Bonds
Subordinated Series 2017B
05/15/2030	5.000%	500,000	514,370
County of Sacramento Airport System(c)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,225,430
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,094,733
Revenue Bonds
Series 2024
07/01/2032	5.000%	500,000	572,699
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,028,303
07/01/2034	5.000%	700,000	719,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2020
07/01/2039	5.000%	400,000	418,125
Revenue Bonds
Subordinated Series 2021B
07/01/2026	5.000%	2,225,000	2,233,240
San Francisco City & County Airport Commission(c)
Refunding Revenue Bonds
San Francisco International Airport
Series 2024
05/01/2042	5.250%	1,500,000	1,633,106
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2024
05/01/2041	5.250%	1,500,000	1,642,975
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding Revenue Bonds
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,398,762
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	1,971,315
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,526,248
05/01/2039	5.000%	1,500,000	1,554,008
Total			33,446,849
Charter Schools 5.0%
California Enterprise Development Authority(d)
Revenue Bonds
Rocklin Academy Project (The)
Series 2024
06/01/2034	5.000%	500,000	521,660
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2034	5.000%	355,000	398,972
11/01/2035	5.000%	275,000	306,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Refunding Revenue Bonds
Alliance For College-Ready Public Schools Projects
Series 2024
07/01/2039	5.000%	250,000	265,823
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,380,688
08/01/2031	5.000%	850,000	850,375
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,335,615
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,010,382
Series 2018
08/01/2038	5.000%	1,000,000	1,012,874
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,250,851
Series 2017
07/01/2037	5.000%	3,090,000	3,119,704
Total			13,453,538
Disposal 1.2%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	1,001,805
California Municipal Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	779,879
Waste Management, Inc. Project
Series 2025A (Mandatory Put 10/02/28)
10/01/2041	3.450%	1,500,000	1,508,539
Total			3,290,223
Health Services 0.1%
California Municipal Finance Authority
Revenue Bonds
Gateways Hospital and Mental Health Group
Series 2026
09/01/2041	5.000%	225,000	232,658
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 11.1%
California Educational Facilities Authority
Refundind Revenue Bonds
Chapman University
Series 2025A
04/01/2035	5.000%	400,000	465,775
04/01/2037	5.000%	575,000	659,407
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,500,393
04/01/2035	5.000%	2,000,000	2,019,500
Series 2018-A
12/01/2036	5.000%	1,000,000	1,024,233
Revenue Bonds
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	793,750
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2031	5.000%	540,000	551,685
10/01/2032	5.000%	615,000	627,524
10/01/2033	5.000%	625,000	636,902
10/01/2034	5.000%	570,000	580,052
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,864,241
04/01/2036	5.000%	1,120,000	1,169,876
California Municipal Finance Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2035	5.000%	2,000,000	2,114,880
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	250,000	249,778
California State University
Refunding Revenue Bonds
Series 2025A
11/01/2038	5.000%	2,000,000	2,317,902
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,111,988
Series 2024A
11/01/2042	5.000%	4,000,000	4,464,733
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,149,847
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,766,414
Series 2024BS
05/15/2038	5.000%	1,000,000	1,125,692
Revenue Bonds
Series 2025CD
05/15/2040	5.500%	2,250,000	2,649,853
Total			29,844,425
Hospital 7.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,248,158
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,031,978
Revenue Bonds
Children’s Hospital of Orange County
Series 2024
11/01/2042	5.000%	500,000	549,670
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,542,189
02/01/2034	5.000%	500,000	508,034
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	1,945,377
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	256,995
11/15/2035	5.000%	270,000	277,043
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,030,569
California Statewide Communities Development Authority
Refunding Revenue Bonds
John Muir Health
Series 2024A
12/01/2042	5.250%	1,000,000	1,120,823
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	435,023
08/01/2034	5.000%	650,000	664,228
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,093,142
California Statewide Communities Development Authority(b)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,520,316
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	512,296
01/01/2036	4.000%	1,000,000	1,000,966
Total			18,736,807
Joint Power Authority 1.4%
Southern California Public Power Authority
Revenue Bonds
Southern Transmission System
Series 2024
07/01/2041	5.000%	3,550,000	3,843,381
Local Appropriation 2.5%
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,020,188
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2024H
12/01/2044	5.250%	2,480,000	2,781,801
Municipal Improvement Corp. of Los Angeles
Revenue Bonds
Los Angeles Convention Center
Series 2025
05/01/2038	5.000%	1,000,000	1,139,544
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	894,426
06/01/2034	5.000%	775,000	813,617
Total			6,649,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 10.2%
Bellevue Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	518,371
08/01/2031	0.000%	615,000	526,924
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,088,554
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,056,356
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	510,635
Encinitas Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	617,483
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,157,247
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,986,921
Mount San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2018
Series 2024D
08/01/2041	5.000%	1,000,000	1,130,949
08/01/2042	5.000%	1,800,000	2,021,593
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	799,275
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,228,477
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rescue Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,090,180
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Election of 2008
Series 2012E
07/01/2032	0.000%	1,015,000	842,577
07/01/2034	0.000%	1,875,000	1,440,407
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2024
07/01/2041	5.000%	1,000,000	1,121,389
San Mateo County Community College District(e)
Unlimited General Obligation Bonds
Election of 2005
Series 2006A (NPFGC)
09/01/2026	0.000%	1,085,000	1,075,776
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	510,635
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,000,998
08/01/2032	5.000%	1,500,000	1,501,211
Total			27,225,958
Multi-Family 1.3%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	979,538	1,001,067
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2024
08/15/2039	5.000%	475,000	511,719
08/15/2040	5.000%	530,000	564,631
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	385,233
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
05/15/2032	5.000%	1,000,000	1,017,366
Total			3,480,016
Municipal Power 5.9%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,287,672
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,056,214
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	2,000,000	2,029,819
Series 2023D
07/01/2041	5.000%	6,000,000	6,442,995
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,143,432
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,798,150
Sacramento Municipal Utility District
Revenue Bonds
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	557,981
08/15/2041	5.000%	400,000	443,932
Total			15,760,195
Other Bond Issue 0.6%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
Clay Lacy Aviation Facility
Series 2026
01/01/2041	5.000%	500,000	501,028
California Municipal Finance Authority
Revenue Bonds
SFMTA Potrero Yard Modernization Project
Series 2026
09/01/2043	5.000%	1,000,000	1,091,039
Total			1,592,067
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 1.5%
City of Long Beach Marina System
Refunding Revenue Bonds
Alamitos Bay Marina Project
Series 2025
05/15/2034	5.000%	750,000	854,899
05/15/2035	5.000%	2,110,000	2,420,917
Port of Los Angeles(c)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	276,577
08/01/2037	5.000%	250,000	275,363
08/01/2038	5.000%	200,000	219,232
Total			4,046,988
Prep School 2.1%
California Enterprise Development Authority
Refunding Revenue Bonds
Milken Community School Project
Series 2026
07/01/2033	5.000%	1,820,000	2,024,935
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2039	5.000%	300,000	334,159
06/01/2040	5.000%	400,000	441,666
California Municipal Finance Authority
Revenue Bonds
Saint Ignatius College Preparatory
Series 2024A
09/01/2042	5.000%	1,250,000	1,362,308
09/01/2043	5.000%	1,400,000	1,516,184
Total			5,679,252
Prepaid Gas 9.9%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,058,865
Series 2024 (Mandatory Put 04/01/32)
05/01/2054	5.000%	2,000,000	2,115,213
Series 2024 (Mandatory Put 09/01/32)
02/01/2055	5.000%	3,000,000	3,232,371
Series 2025
12/01/2035	5.000%	1,850,000	2,011,432
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
7

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	3,000,000	3,130,330
12/01/2053	5.000%	1,000,000	1,045,098
Series 2022A-1 (Mandatory Put 08/01/28)
05/01/2053	4.000%	1,150,000	1,164,593
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	2,000,000	2,133,734
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,320,000	1,388,239
Series 2009C
11/01/2039	6.500%	2,350,000	2,844,480
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	6,035,000	6,311,776
Total			26,436,131
Refunded / Escrowed 2.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	425,493
11/15/2030	5.000%	600,000	667,654
11/15/2032	5.000%	850,000	977,065
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,687,468
05/15/2037	5.000%	1,410,000	1,521,819
Total			6,279,499
Retirement Communities 2.2%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	535,499
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood - California Obligated Group
Series 2025
10/01/2037	5.000%	890,000	952,180
10/01/2038	5.000%	935,000	994,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	500,530
10/01/2035	4.000%	1,000,000	1,000,591
PRS-California Obligated Group Projects
Series 2024
04/01/2030	5.000%	200,000	212,978
04/01/2031	5.000%	210,000	225,749
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	152,228
Revenue Bonds
Odd Fellows Home of California Project
Series 2026
04/01/2043	5.000%	200,000	218,963
04/01/2044	5.000%	210,000	228,271
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	303,942
07/01/2036	4.000%	430,000	434,788
Total			5,760,559
Sales Tax 0.6%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,476,759
Special Non Property Tax 0.7%
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	640,277
06/01/2036	5.000%	1,180,000	1,226,112
Total			1,866,389
Special Property Tax 3.7%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	654,508
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	691,352
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	510,213
05/01/2033	5.000%	1,000,000	1,020,181
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,218,618
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	352,059
09/01/2033	5.000%	730,000	766,298
09/01/2034	5.000%	500,000	524,511
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,422,934
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	909,496
10/01/2030	5.000%	350,000	357,468
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2016
08/01/2032	5.000%	580,000	582,912
Total			10,010,550
State Appropriated 3.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,227,045
Series 2024
09/01/2032	5.000%	1,000,000	1,130,891
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,739,145
May Lee State Office Complex
Series 2024
04/01/2040	5.000%	2,000,000	2,228,711
Total			8,325,792
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 6.3%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,346,307
Series 2021
12/01/2036	5.000%	5,350,000	5,794,663
Series 2024
08/01/2044	5.250%	4,100,000	4,578,754
Series 2025
08/01/2036	5.000%	500,000	577,905
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,105,730
Series 2025
03/01/2035	5.000%	1,000,000	1,159,645
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,278,417
Total			16,841,421
Tobacco 0.1%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2034	4.000%	200,000	200,504
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	337,105
10/01/2037	5.000%	300,000	320,186
Total			657,291
Turnpike / Bridge / Toll Road 3.1%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,022,888
Revenue Bonds
Series 2025F-2
04/01/2043	5.000%	2,000,000	2,225,472
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	4,037,973
Total			8,286,333
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
9

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 3.5%
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	931,581
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,667,329
Series 2023A
07/01/2040	5.000%	500,000	538,206
Metropolitan Water District of Southern California
Refunding Revenue Bonds
Series 2024C
04/01/2041	5.000%	1,115,000	1,256,318
San Diego Public Facilities Financing Authority
Revenue Bonds
Subordinated Series 2024A
05/15/2040	5.000%	500,000	564,032
05/15/2041	5.000%	750,000	839,819
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Public Utilities Commission Wastewater
Revenue Bonds
Series 2024C
10/01/2042	5.000%	2,200,000	2,453,373
Total			9,250,658
Total Municipal Bonds (Cost $260,482,816)			262,673,819

Money Market Funds 0.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(h)	1,700,602	1,700,772
Total Money Market Funds (Cost $1,700,602)		1,700,772
Total Investments in Securities (Cost: $263,183,418)		265,374,591
Other Assets & Liabilities, Net		2,512,290
Net Assets		267,886,881
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $16,763,505, which represents 6.26% of total net assets.

(e)	Zero coupon bond.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia California Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,000,000	—	1,000,000
Municipal Bonds	—	262,673,819	—	262,673,819
Money Market Funds	1,700,772	—	—	1,700,772
Total Investments in Securities	1,700,772	263,673,819	—	265,374,591
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
11

Statement of Assets and Liabilities
April 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $263,183,418)	$265,374,591
Cash	1,286
Receivable for:
Capital shares sold	608,598
Dividends	4,038
Interest	3,588,142
Expense reimbursement due from Investment Manager	783
Prepaid expenses	1,665
Total assets	269,579,103
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	481,135
Capital shares redeemed	376,484
Distributions to shareholders	669,199
Management services fees	3,444
Distribution and/or service fees	183
Transfer agent fees	10,978
Compensation of board members	680
Other expenses	27,083
Deferred compensation of board members	123,036
Total liabilities	1,692,222
Net assets applicable to outstanding capital stock	$267,886,881
Represented by
Paid in capital	281,022,865
Total distributable earnings (loss)	(13,135,984)
Total - representing net assets applicable to outstanding capital stock	$267,886,881
Class A
Net assets	$26,700,036
Shares outstanding	2,714,126
Net asset value per share	$9.84
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.14
Institutional Class
Net assets	$147,921,721
Shares outstanding	15,060,206
Net asset value per share	$9.82
Institutional 2 Class
Net assets	$7,287,350
Shares outstanding	744,702
Net asset value per share	$9.79
Institutional 3 Class
Net assets	$77,372,764
Shares outstanding	7,884,527
Net asset value per share	$9.81
Class S
Net assets	$8,605,010
Shares outstanding	875,977
Net asset value per share	$9.82
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia California Intermediate Municipal Bond Fund  | 2026

Statement of Operations
Year Ended April 30, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$52,626
Interest	9,917,071
Total income	9,969,697
Expenses:
Management services fees	1,364,386
Distribution and/or service fees
Class A	71,819
Transfer agent fees
Class A	18,249
Institutional Class	95,059
Institutional 2 Class	3,755
Institutional 3 Class	3,963
Class S	5,934
Custodian fees	2,988
Printing and postage fees	16,264
Registration fees	27,559
Accounting services fees	33,324
Legal fees	21,440
Interest on interfund lending	497
Compensation of chief compliance officer	48
Compensation of board members	13,783
Deferred compensation of board members	22,623
Other	19,968
Total expenses	1,721,659
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(315,068)
Expense reduction	(20)
Total net expenses	1,406,571
Net investment income	8,563,126
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,467,703)
Net realized loss	(1,467,703)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,674,309
Net change in unrealized appreciation (depreciation)	8,674,309
Net realized and unrealized gain	7,206,606
Net increase in net assets resulting from operations	$15,769,732
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
13

Statement of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income	$8,563,126	$8,293,928
Net realized loss	(1,467,703)	(1,164,664)
Net change in unrealized appreciation (depreciation)	8,674,309	(3,910,448)
Net increase in net assets resulting from operations	15,769,732	3,218,816
Distributions to shareholders
Net investment income and net realized gains
Class A	(775,752)	(792,822)
Advisor Class	—	(196,696)
Institutional Class	(4,421,392)	(4,202,046)
Institutional 2 Class	(202,046)	(193,706)
Institutional 3 Class	(2,888,237)	(2,758,635)
Class S	(275,521)	(173,024)
Total distributions to shareholders	(8,562,948)	(8,316,929)
Increase (decrease) in net assets from capital stock activity	(31,700,262)	19,919,243
Total increase (decrease) in net assets	(24,493,478)	14,821,130
Net assets at beginning of year	292,380,359	277,559,229
Net assets at end of year	$267,886,881	$292,380,359
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia California Intermediate Municipal Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2026		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	429,699	4,224,577	733,921	7,196,893
Distributions reinvested	74,073	725,297	74,643	730,391
Shares redeemed	(980,158)	(9,609,322)	(911,995)	(8,965,937)
Net decrease	(476,386)	(4,659,448)	(103,431)	(1,038,653)
Advisor Class
Shares sold	—	—	109,071	1,068,899
Distributions reinvested	—	—	17,921	175,426
Shares redeemed	—	—	(1,526,555)	(14,952,132)
Net decrease	—	—	(1,399,563)	(13,707,807)
Institutional Class
Shares sold	4,274,087	41,510,327	4,275,339	41,824,484
Distributions reinvested	425,163	4,158,579	397,842	3,887,026
Shares redeemed	(4,221,009)	(41,183,458)	(5,427,248)	(52,995,985)
Net increase (decrease)	478,241	4,485,448	(754,067)	(7,284,475)
Institutional 2 Class
Shares sold	279,934	2,725,885	79,415	767,747
Distributions reinvested	20,724	202,026	19,798	192,666
Shares redeemed	(232,108)	(2,243,978)	(242,581)	(2,374,319)
Net increase (decrease)	68,550	683,933	(143,368)	(1,413,906)
Institutional 3 Class
Shares sold	206,934	2,016,395	5,359,919	52,722,567
Distributions reinvested	163,113	1,593,807	106,973	1,043,096
Shares redeemed	(3,468,908)	(34,028,092)	(2,140,113)	(20,912,920)
Net increase (decrease)	(3,098,861)	(30,417,890)	3,326,779	32,852,743
Class S
Shares sold	368	3,657	1,229,939	12,175,233
Distributions reinvested	20,132	196,715	15,853	154,612
Shares redeemed	(204,303)	(1,992,677)	(186,012)	(1,818,504)
Net increase (decrease)	(183,803)	(1,792,305)	1,059,780	10,511,341
Total net increase (decrease)	(3,212,259)	(31,700,262)	1,986,130	19,919,243
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 4/30/2026	$9.61	0.26	0.23	0.49	(0.26)	(0.26)
Year Ended 4/30/2025	$9.75	0.25	(0.14)	0.11	(0.25)	(0.25)
Year Ended 4/30/2024	$9.81	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2023	$9.77	0.23	0.04	0.27	(0.23)	(0.23)
Year Ended 4/30/2022	$10.71	0.21	(0.94)	(0.73)	(0.21)	(0.21)
Institutional Class
Year Ended 4/30/2026	$9.59	0.29	0.23	0.52	(0.29)	(0.29)
Year Ended 4/30/2025	$9.74	0.27	(0.15)	0.12	(0.27)	(0.27)
Year Ended 4/30/2024	$9.79	0.26	(0.05)	0.21	(0.26)	(0.26)
Year Ended 4/30/2023	$9.75	0.25	0.04	0.29	(0.25)	(0.25)
Year Ended 4/30/2022	$10.69	0.23	(0.94)	(0.71)	(0.23)	(0.23)
Institutional 2 Class
Year Ended 4/30/2026	$9.55	0.29	0.24	0.53	(0.29)	(0.29)
Year Ended 4/30/2025	$9.70	0.27	(0.15)	0.12	(0.27)	(0.27)
Year Ended 4/30/2024	$9.76	0.26	(0.06)	0.20	(0.26)	(0.26)
Year Ended 4/30/2023	$9.72	0.25	0.04	0.29	(0.25)	(0.25)
Year Ended 4/30/2022	$10.66	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Institutional 3 Class
Year Ended 4/30/2026	$9.58	0.29	0.23	0.52	(0.29)	(0.29)
Year Ended 4/30/2025	$9.73	0.28	(0.15)	0.13	(0.28)	(0.28)
Year Ended 4/30/2024	$9.78	0.27	(0.05)	0.22	(0.27)	(0.27)
Year Ended 4/30/2023	$9.74	0.26	0.04	0.30	(0.26)	(0.26)
Year Ended 4/30/2022	$10.68	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Class S
Year Ended 4/30/2026	$9.59	0.29	0.23	0.52	(0.29)	(0.29)
Year Ended 4/30/2025(e)	$9.93	0.16	(0.34)	(0.18)	(0.16)	(0.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia California Intermediate Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2026	$9.84	5.19%	0.84% (c)	0.73% (c),(d)	2.70%	14%	$26,700
Year Ended 4/30/2025	$9.61	1.08%	0.83% (c)	0.73% (c),(d)	2.51%	16%	$30,648
Year Ended 4/30/2024	$9.75	1.85%	0.84% (c)	0.73% (c),(d)	2.45%	12%	$32,130
Year Ended 4/30/2023	$9.81	2.76%	0.83% (c)	0.73% (c),(d)	2.31%	12%	$43,752
Year Ended 4/30/2022	$9.77	(6.96% )	0.85%	0.74% (d)	1.96%	8%	$44,427
Institutional Class
Year Ended 4/30/2026	$9.82	5.46%	0.59% (c)	0.48% (c),(d)	2.95%	14%	$147,922
Year Ended 4/30/2025	$9.59	1.22%	0.58% (c)	0.48% (c),(d)	2.75%	16%	$139,860
Year Ended 4/30/2024	$9.74	2.21%	0.59% (c)	0.48% (c),(d)	2.70%	12%	$149,369
Year Ended 4/30/2023	$9.79	3.02%	0.58% (c)	0.48% (c),(d)	2.52%	12%	$145,710
Year Ended 4/30/2022	$9.75	(6.74% )	0.60%	0.49% (d)	2.21%	8%	$347,070
Institutional 2 Class
Year Ended 4/30/2026	$9.79	5.59%	0.58% (c)	0.47% (c)	2.96%	14%	$7,287
Year Ended 4/30/2025	$9.55	1.23%	0.57% (c)	0.47% (c)	2.76%	16%	$6,460
Year Ended 4/30/2024	$9.70	2.12%	0.57% (c)	0.47% (c)	2.72%	12%	$7,951
Year Ended 4/30/2023	$9.76	3.03%	0.56% (c)	0.46% (c)	2.58%	12%	$8,524
Year Ended 4/30/2022	$9.72	(6.72% )	0.55%	0.44%	2.25%	8%	$8,777
Institutional 3 Class
Year Ended 4/30/2026	$9.81	5.52%	0.53% (c)	0.42% (c)	3.00%	14%	$77,373
Year Ended 4/30/2025	$9.58	1.28%	0.52% (c)	0.42% (c)	2.83%	16%	$105,248
Year Ended 4/30/2024	$9.73	2.28%	0.52% (c)	0.42% (c)	2.76%	12%	$74,497
Year Ended 4/30/2023	$9.78	3.09%	0.52% (c)	0.42% (c)	2.68%	12%	$100,733
Year Ended 4/30/2022	$9.74	(6.66% )	0.50%	0.39%	2.31%	8%	$6,708
Class S
Year Ended 4/30/2026	$9.82	5.46%	0.59% (c)	0.48% (c),(d)	2.95%	14%	$8,605
Year Ended 4/30/2025 (e)	$9.59	(1.87% )	0.59% (c)	0.48% (c)	2.85%	16%	$10,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2026
17

Notes to Financial Statements
April 30, 2026
Note 1. Organization
Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Columbia California Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia California Intermediate Municipal Bond Fund  | 2026
19

Notes to Financial Statements (continued)
April 30, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
20
Columbia California Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended April 30, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class S	0.06
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	9,342

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Columbia California Intermediate Municipal Bond Fund  | 2026
21

Notes to Financial Statements (continued)
April 30, 2026
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Class A	0.73	0.73
Institutional Class	0.48	0.48
Institutional 2 Class	0.48	0.47
Institutional 3 Class	0.43	0.42
Class S	0.48	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2026				Year Ended April 30, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
13,912	8,549,036	—	8,562,948	12,693	8,304,236	—	8,316,929
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
22
Columbia California Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
At April 30, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	699,419	—	(15,234,341)	2,191,173
At April 30, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
263,183,418	3,373,015	(1,181,842)	2,191,173
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(5,689,186)	(9,545,155)	(15,234,341)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,318,734 and $69,678,235, respectively, for the year ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,300,000	4.16	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2026.
Columbia California Intermediate Municipal Bond Fund  | 2026
23

Notes to Financial Statements (continued)
April 30, 2026
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 33.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
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Columbia California Intermediate Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia California Intermediate Municipal Bond Fund  | 2026
25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia California Intermediate Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia California Intermediate Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
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Columbia California Intermediate Municipal Bond Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
99.84%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia California Intermediate Municipal Bond Fund  | 2026
27

Columbia California Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN122_(06/26)

Columbia Short Duration Municipal Bond Fund
Annual Financial Statements and Additional Information
April 30, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short Duration Municipal Bond Fund | 2026

Portfolio of Investments
April 30, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 95.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 5.3%
Black Belt Energy Gas District(a)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,032,410
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	500,000	530,457
Black Belt Energy Gas District
Revenue Bonds
Gas Project
Series 2026E
07/01/2033	5.000%	715,000	750,997
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,060,092
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,836,747
10/01/2029	5.000%	1,500,000	1,599,757
Southeast Energy Authority A Cooperative District(a)
Revenue Bonds
Series 2025C (Mandatory Put 02/01/31)
05/01/2055	5.000%	2,000,000	2,128,141
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	3,000,000	3,206,097
Total			13,144,698
Alaska 0.4%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2025A
08/01/2029	5.000%	1,000,000	1,075,679
Arizona 2.5%
Arizona Board of Regents
Refunding Revenue Bonds
Arizona State University
Series 2026
07/01/2028	5.000%	350,000	368,145
Chandler Industrial Development Authority(b)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	2,500,000	2,530,477
Series 2024 (Mandatory Put 06/01/29)
06/01/2049	4.000%	1,000,000	1,009,781
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Phoenix Civic Improvement Corp.(b)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	992,829
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2034	5.000%	1,250,000	1,265,490
Total			6,166,722
California 8.0%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,059,058
California Community Choice Financing Authority(a)
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 12/01/32)
01/01/2055	5.000%	1,000,000	1,022,978
Series 2024 (Mandatory Put 08/01/33)
01/01/2056	5.000%	2,000,000	2,160,782
California Municipal Finance Authority(b)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	1,001,805
Corona-Norco Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,932,820
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2029	5.000%	3,000,000	3,237,118
San Diego County Regional Airport Authority(b)
Revenue Bonds
Private Activity
Series 2025
07/01/2031	5.000%	715,000	781,341
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,217,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,045,862
William S Hart Union High School District(d)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	2,500,000	2,477,110
Total			19,936,697
Colorado 2.3%
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	1,982,130
Revenue Bonds
Series 2022A
11/15/2028	5.000%	2,500,000	2,626,611
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.182%	1,000,000	999,181
Total			5,607,922
Connecticut 0.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Yale New Haven Health
Series 2024 (Mandatory Put 07/01/29)
07/01/2049	5.000%	500,000	531,676
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2030	4.250%	1,000,000	1,009,541
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2022A
07/01/2027	5.000%	130,000	133,548
Series 2022A Escrowed to Maturity
07/01/2027	5.000%	370,000	380,085
Total			2,054,850
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.4%
Metropolitan Washington Airports Authority Aviation(b)
Refunding Revenue Bonds
Series 2024A
10/01/2027	5.000%	1,000,000	1,028,333
Florida 3.2%
City of South Miami Health Facilities Authority, Inc.(a)
Revenue Bonds
Baptist Health South Florida Obligated Group
Series 2025 (Mandatory Put 08/15/30)
08/15/2065	5.000%	1,000,000	1,083,842
County of Miami-Dade Seaport Department(b)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,689,353
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,132,833
Florida Development Finance Corp.(a)
Revenue Bonds
Waste Management, Inc. Project
Series 2025 (Mandatory Put 09/01/28)
09/01/2050	3.400%	200,000	200,790
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	400,000	401,537
Florida Municipal Power Agency
Refunding Revenue Bonds
All Requirements Power Supply Project
Series 2025A
10/01/2031	5.000%	820,000	909,583
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	100,000	99,997
Village Community Development District No. 15(c)
Special Assessment Bonds
Series 2024
05/01/2029	3.750%	645,000	647,528
Village Community Development District No. 16
Special Assessment Bonds
Series 2025
05/01/2030	3.550%	900,000	900,134
Total			8,065,597
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.2%
Development Authority of Burke County
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 08/21/29)
12/01/2049	3.300%	1,000,000	1,004,774
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	350,000	350,563
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,082,735
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,058,926
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,074,434
Total			5,571,432
Illinois 2.2%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2012B
12/01/2033	5.000%	1,000,000	998,373
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
06/15/2029	5.000%	2,000,000	2,055,502
State of Illinois
Unlimited General Obligation Bonds
Series 2023B
05/01/2028	5.000%	300,000	312,363
05/01/2032	5.000%	2,000,000	2,201,093
Total			5,567,331
Indiana 2.5%
Indiana Finance Authority(b)
Refunding Revenue Bonds
Southern Indiana Gas and Electric Co. Projects
Series 2013 (Mandatory Put 08/01/28)
03/01/2038	4.000%	3,000,000	3,031,593
Indianapolis Local Public Improvement Bond Bank(b)
Refunding Revenue Bonds
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,066,493
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2029	5.000%	1,120,000	1,201,436
07/01/2030	5.000%	900,000	982,778
Total			6,282,300
Iowa 1.6%
Guthrie County Hospital
Revenue Bonds
BAN Series 2026
02/01/2029	4.500%	1,000,000	1,000,606
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,870,000	2,886,550
Total			3,887,156
Kansas 0.4%
Wyandotte County-Kansas City Unified Government(c)
Revenue Bonds
Northwest Speedway STAR Bond District
Series 2026
03/01/2036	4.000%	1,000,000	979,018
Kentucky 1.3%
City of Henderson(b),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	800,000	797,221
Kentucky Public Energy Authority(a)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	2,400,000	2,538,966
Total			3,336,187
Louisiana 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,172,367
Maryland 1.3%
Maryland Community Development Administration
Revenue Bonds
Villages at Marley Station
Series 2024
01/01/2029	3.300%	1,300,000	1,315,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.(b)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,005,966
Total			3,320,970
Massachusetts 2.2%
City of Quincy
Limited General Obligation Notes
BAN Series 2025
07/24/2026	5.000%	2,000,000	2,009,970
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,008,819
Massachusetts Educational Financing Authority(b)
Revenue Bonds
Senior Series 2022B
07/01/2029	5.000%	825,000	877,508
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025C-3
12/01/2029	3.100%	650,000	651,018
Massachusetts Port Authority(b)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,002,942
Total			5,550,257
Michigan 4.0%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Series 2024A
07/01/2029	5.000%	2,250,000	2,412,749
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,463,866
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A (FHA HUD)
10/01/2029	3.625%	2,500,000	2,500,468
04/01/2030	3.700%	2,500,000	2,500,094
Total			9,877,177
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.2%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2026	3.000%	250,000	249,378
Minnesota Housing Finance Agency(b)
Revenue Bonds
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	358,556
Total			607,934
Missouri 2.7%
Health & Educational Facilities Authority of the State of Missouri(a)
Revenue Bonds
BJC Health System
Series 2025B (Mandatory Put 04/01/32)
04/01/2059	5.000%	1,000,000	1,095,634
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	1,645,000	1,707,188
03/01/2029	5.000%	2,165,000	2,274,916
Missouri Public Utilities Commission
Refunding Revenue Notes
Interim Construction Notes
Series 2026
10/01/2027	4.000%	1,500,000	1,516,998
Total			6,594,736
Nebraska 0.8%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,085,327
Nevada 0.5%
Sparks Tourism Improvement District No. 1
Revenue Bonds
Legends At Sparks Marina
Series 2025
06/15/2028	3.875%	1,000,000	1,003,897
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	270,000	270,038
Total			1,273,935
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 1.9%
New Hampshire Business Finance Authority(a),(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	1,180,000	1,180,585
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	400,000	400,931
Tamarron Project
Series 2024
12/01/2035	5.250%	700,000	698,454
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Dartmouth College
Series 2025A
06/01/2035	5.000%	2,000,000	2,324,752
Total			4,604,722
New Jersey 5.3%
New Jersey Educational Facilities Authority(a)
Revenue Bonds
Princeton University
Series 2025A (Mandatory Put 07/01/31)
07/01/2064	5.000%	1,000,000	1,098,800
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,076,216
New Jersey Health Care Facilities Financing Authority(f)
Refunding Revenue Bonds
RWJ Barnabas Health Obligated Group
Series 2026
07/01/2029	5.000%	1,000,000	1,064,166
New Jersey Higher Education Student Assistance Authority(b)
Revenue Bonds
Series 2023B
12/01/2028	5.000%	4,000,000	4,183,786
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2025M
04/01/2056	6.500%	495,000	551,958
Sustainable Bonds
Subordinated Series 2025D-2
11/01/2027	2.900%	1,125,000	1,119,189
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Series 2025B
01/01/2031	5.000%	2,720,000	2,991,248
Total			13,085,363
New York 11.6%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,512,766
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	355,000	350,529
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	2,000,000	2,162,153
Revenue Bonds
Series 2024B (Mandatory Put 09/01/29)
09/01/2049	3.000%	2,500,000	2,494,993
Lowville Academy Central School District
Unlimited General Obligation Notes
RANS
Series 2025
10/07/2026	4.000%	1,000,000	1,002,581
New York City Housing Development Corp.(a)
Revenue Bonds
Series 2024F-2 (Mandatory Put 01/01/29)
11/01/2064	3.400%	1,125,000	1,129,224
Sustainable Development Bond
Series 2026 (Mandatory Put 02/01/30)
11/01/2065	3.250%	750,000	752,833
New York City Transitional Finance Authority
Refunding Revenue Bonds
Subordinated Series 2024
11/01/2029	5.000%	1,500,000	1,618,296
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	841,680
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A Escrowed to Maturity
03/15/2029	5.000%	3,250,000	3,481,263
Revenue Bonds
Series 2025
10/01/2029	5.000%	1,050,000	1,137,118
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(a)
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2025 (Mandatory Put 07/01/32)
07/01/2049	5.000%	1,610,000	1,789,197
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2024A-2 (Mandatory Put 06/15/29)
06/15/2054	3.350%	800,000	801,943
New York Transportation Development Corp.(b)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	525,000	523,978
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,179,131
Series 2024-246
09/01/2028	5.000%	3,000,000	3,148,829
Total			28,926,514
North Carolina 1.1%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(a),(b)
Revenue Bonds
Project Aero
Series 2025 (Mandatory Put 12/01/26)
12/01/2027	3.125%	2,000,000	1,996,826
North Carolina Turnpike Authority(d)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	775,135
Total			2,771,961
Ohio 1.5%
Ohio Air Quality Development Authority(b)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,520,954
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health Systems
Series 2024
01/01/2032	5.000%	1,000,000	1,108,451
Total			3,629,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 0.2%
Stillwater Utilities Authority
Refunding Revenue Bonds
Series 2025A
10/01/2026	5.000%	500,000	504,320
Oregon 0.3%
Lincoln County School District(d)
Unlimited General Obligation Bonds
Series 2025
06/15/2027	0.000%	650,000	661,073
Pennsylvania 3.2%
Pennsylvania Higher Education Assistance Agency(b)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,332,883
Series 2025-1A
06/01/2032	5.000%	2,000,000	2,121,860
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,401,703
Philadelphia Housing Authority
Revenue Bonds
PHADC Acquisition Program
Series 2025
03/01/2030	5.000%	2,000,000	2,144,322
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,025,217
Total			8,025,985
Rhode Island 0.2%
Rhode Island Student Loan Authority(b)
Revenue Bonds
Senior Program
Series 2019A
12/01/2035	2.875%	595,000	590,562
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority(b)
Refunding Revenue Bonds
International Paper Company Project
Series 2026
04/01/2033	3.950%	355,000	353,603
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	1,000,000	985,710
Novant Health Obligated Group
Series 2024
11/01/2031	5.000%	1,500,000	1,649,641
Total			2,988,954
Tennessee 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Revenue Bonds
Vanderbilt University Medical Center
Series 2024
07/01/2029	5.000%	1,250,000	1,328,231
Rutherford County Health & Educational Facilities Board(a)
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2025 (Mandatory Put 11/15/30)
11/15/2048	5.000%	1,000,000	1,080,668
Total			2,408,899
Texas 12.5%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	2,500,000	2,635,395
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2031	5.000%	1,710,000	1,875,648
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,538,573
City of Houston Airport System
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	2,000,000	2,126,410
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2029	5.000%	500,000	538,939
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of San Antonio Electric & Gas System
Refunding Revenue Bonds
Series 2024D
02/01/2029	5.000%	350,000	372,083
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	526,512
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	350,000	352,291
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,316,089
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,500,000	1,567,963
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	3,000,000	3,016,569
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,560,757
Mesquite Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2028	5.000%	500,000	527,513
Mission Economic Development Corp.(a)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	350,000	364,401
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	450,000	464,410
09/01/2030	5.000%	1,000,000	1,093,315
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	1,979,521
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
01/01/2029	5.000%	1,000,000	1,060,762
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2027	5.000%	1,000,000	1,031,320
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Health Resources System
Series 2025 (Mandatory Put 11/15/32)
11/15/2064	5.000%	750,000	830,563
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,727,295
Texas Municipal Gas Acquisition & Supply Corp. IV
Revenue Bonds
Series 2023A (Mandatory Put 01/01/30)
01/01/2054	5.500%	1,500,000	1,586,368
Total			31,092,697
Utah 0.3%
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	801,678
Vermont 1.0%
Vermont Student Assistance Corp.(b)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2026	5.000%	1,375,000	1,378,058
Series 2022A
06/15/2028	5.000%	985,000	1,010,004
Total			2,388,062
Virginia 2.6%
Amelia County Industrial Development Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,709,154
Fairfax County Redevelopment & Housing Authority(a)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,750,000	2,810,326
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,005,505
Virginia Housing Development Authority
Revenue Bonds
Series 2025A
09/01/2029	3.250%	1,000,000	1,000,915
Total			6,525,900
Washington 4.9%
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,810,944
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(b)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	830,815
Port of Seattle(b)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,569,455
Revenue Bonds
Intermediate Lien
Series 2025B
10/01/2030	5.000%	695,000	750,816
Series 2018A
05/01/2028	5.000%	1,715,000	1,749,966
State of Washington(d)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	2,345,000	2,244,894
Washington Health Care Facilities Authority(a)
Revenue Bonds
MultiCare Health System
Series 2025 (Mandatory Put 08/15/30)
08/15/2055	5.000%	3,000,000	3,186,857
Total			12,143,747
Wisconsin 1.3%
Public Finance Authority(c)
Revenue Bonds
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	557,900	558,366
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c),(d)
Revenue Bonds
Driftwood Golf and Ranch Club Project
Series 2025
12/15/2039	0.000%	330,000	138,112
Wisconsin Health & Educational Facilities Authority(c)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	2,500,000	2,506,519
Total			3,202,997
Total Municipal Bonds (Cost $236,495,153)			237,539,464

Municipal Short Term 3.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.2%
Illinois Finance Authority(a),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.520%	450,000	465,357
Massachusetts 0.4%
Town of Hudson
Limited General Obligation Notes
Series 2025
06/11/2026	3.570%	1,000,000	1,001,490
Mississippi 0.4%
Mississippi Business Finance Corp.(b)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.690%	1,000,000	1,004,536
New Jersey 0.4%
City of Newark
Limited General Obligation Notes
BAN Series 2025
05/07/2026	2.920%	1,000,000	1,000,282
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.4%
Town of Potsdam
Limited General Obligation Notes
Series 2025
07/23/2026	3.380%	1,000,000	1,001,180
Village of Bergen
Unlimited General Obligation Notes
Series 2025
08/27/2026	3.340%	2,400,000	2,404,370
Total			3,405,550
Texas 0.4%
Mission Economic Development Corp.(a)
Revenue Bonds
Republic Services, Inc. Project
Series 2020A (Mandatory Put 05/01/26)
05/01/2050	3.000%	1,000,000	1,000,000
Wisconsin 0.4%
PMA Levy & Aid Anticipation Notes Program
Revenue Bonds
Series 2025
09/24/2026	3.000%	1,000,000	1,007,580
Total Municipal Short Term (Cost $8,867,733)			8,884,795

Money Market Funds 0.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(g)	902,304	902,395
Total Money Market Funds (Cost $902,304)		902,395
Total Investments in Securities (Cost $246,265,190)		247,326,654
Other Assets & Liabilities, Net		1,551,176
Net Assets		$248,877,830
Notes to Portfolio of Investments
(a)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(b)	Income from this security may be subject to alternative minimum tax.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $9,128,571, which represents 3.67% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Notes to Portfolio of Investments (continued)
(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	237,539,464	—	237,539,464
Municipal Short Term	—	8,884,795	—	8,884,795
Money Market Funds	902,395	—	—	902,395
Total Investments in Securities	902,395	246,424,259	—	247,326,654
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Statement of Assets and Liabilities
April 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $246,265,190)	$247,326,654
Cash	5,290
Receivable for:
Capital shares sold	304,036
Dividends	4,368
Interest	3,297,500
Expense reimbursement due from Investment Manager	1,381
Prepaid expenses	1,846
Total assets	250,941,075
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,068,340
Capital shares redeemed	112,021
Distributions to shareholders	616,491
Management services fees	2,932
Distribution and/or service fees	354
Transfer agent fees	10,588
Compensation of board members	717
Other expenses	35,849
Deferred compensation of board members	215,953
Total liabilities	2,063,245
Net assets applicable to outstanding capital stock	$248,877,830
Represented by
Paid in capital	272,084,729
Total distributable earnings (loss)	(23,206,899)
Total - representing net assets applicable to outstanding capital stock	$248,877,830
Class A
Net assets	$51,801,164
Shares outstanding	5,079,777
Net asset value per share	$10.20
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.30
Institutional Class
Net assets	$42,656,791
Shares outstanding	4,182,114
Net asset value per share	$10.20
Institutional 2 Class
Net assets	$37,189,051
Shares outstanding	3,649,156
Net asset value per share	$10.19
Institutional 3 Class
Net assets	$112,614,510
Shares outstanding	11,048,612
Net asset value per share	$10.19
Class S
Net assets	$4,616,314
Shares outstanding	452,671
Net asset value per share	$10.20
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Statement of Operations
Year Ended April 30, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$187,497
Interest	9,632,152
Total income	9,819,649
Expenses:
Management services fees	1,285,710
Distribution and/or service fees
Class A	130,149
Transfer agent fees
Class A	44,260
Institutional Class	66,705
Institutional 2 Class	10,925
Institutional 3 Class	5,420
Class S	4,102
Custodian fees	12,354
Printing and postage fees	18,761
Registration fees	90,842
Accounting services fees	44,278
Legal fees	21,635
Interest on interfund lending	911
Compensation of chief compliance officer	49
Compensation of board members	13,914
Deferred compensation of board members	39,608
Other	21,348
Total expenses	1,810,971
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(618,941)
Expense reduction	(20)
Total net expenses	1,192,010
Net investment income	8,627,639
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	348,898
Net realized gain	348,898
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,137,001
Net change in unrealized appreciation (depreciation)	4,137,001
Net realized and unrealized gain	4,485,899
Net increase in net assets resulting from operations	$13,113,538
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income	$8,627,639	$8,778,437
Net realized gain (loss)	348,898	(2,343,550)
Net change in unrealized appreciation (depreciation)	4,137,001	3,818,622
Net increase in net assets resulting from operations	13,113,538	10,253,509
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,377,517)	(1,393,349)
Advisor Class	—	(501,840)
Institutional Class	(2,295,350)	(1,560,320)
Institutional 2 Class	(1,062,256)	(1,055,472)
Institutional 3 Class	(3,749,139)	(4,234,578)
Class S	(140,202)	(87,942)
Total distributions to shareholders	(8,624,464)	(8,833,501)
Decrease in net assets from capital stock activity	(49,910,186)	(38,498,215)
Total decrease in net assets	(45,421,112)	(37,078,207)
Net assets at beginning of year	294,298,942	331,377,149
Net assets at end of year	$248,877,830	$294,298,942
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2026		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,428,762	14,573,215	1,084,492	10,973,325
Distributions reinvested	126,679	1,293,289	127,083	1,286,003
Shares redeemed	(1,504,887)	(15,353,048)	(1,894,219)	(19,170,285)
Net increase (decrease)	50,554	513,456	(682,644)	(6,910,957)
Advisor Class
Shares sold	—	—	392,279	3,955,040
Distributions reinvested	—	—	17,249	174,675
Shares redeemed	—	—	(3,601,825)	(36,581,461)
Net decrease	—	—	(3,192,297)	(32,451,746)
Institutional Class
Shares sold	5,172,974	52,530,964	3,193,278	32,276,701
Distributions reinvested	210,651	2,152,162	128,842	1,303,685
Shares redeemed	(7,490,279)	(76,822,523)	(2,157,622)	(21,889,467)
Net increase (decrease)	(2,106,654)	(22,139,397)	1,164,498	11,690,919
Institutional 2 Class
Shares sold	1,173,427	11,953,401	956,269	9,672,511
Distributions reinvested	54,535	556,428	60,943	616,233
Shares redeemed	(1,034,083)	(10,521,673)	(1,398,713)	(14,141,467)
Net increase (decrease)	193,879	1,988,156	(381,501)	(3,852,723)
Institutional 3 Class
Shares sold	410,452	4,183,323	2,223,802	22,541,512
Distributions reinvested	21,985	224,403	17,006	171,998
Shares redeemed	(3,352,781)	(34,161,387)	(3,446,689)	(34,826,648)
Net decrease	(2,920,344)	(29,753,661)	(1,205,881)	(12,113,138)
Class S
Shares sold	280	2,872	546,172	5,571,797
Distributions reinvested	13,735	140,202	8,681	87,894
Shares redeemed	(64,794)	(661,814)	(51,403)	(520,261)
Net increase (decrease)	(50,779)	(518,740)	503,450	5,139,430
Total net decrease	(4,833,344)	(49,910,186)	(3,794,375)	(38,498,215)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 4/30/2026	$10.07	0.27	0.13	0.40	(0.27)	(0.27)
Year Ended 4/30/2025	$10.03	0.26	0.04	0.30	(0.26)	(0.26)
Year Ended 4/30/2024	$10.03	0.22	0.00 (e)	0.22	(0.22)	(0.22)
Year Ended 4/30/2023	$10.01	0.14	0.03	0.17	(0.15)	(0.15)
Year Ended 4/30/2022	$10.46	0.07	(0.45)	(0.38)	(0.07)	(0.07)
Institutional Class
Year Ended 4/30/2026	$10.07	0.29	0.14	0.43	(0.30)	(0.30)
Year Ended 4/30/2025	$10.03	0.29	0.04	0.33	(0.29)	(0.29)
Year Ended 4/30/2024	$10.03	0.24	0.01 (e)	0.25	(0.25)	(0.25)
Year Ended 4/30/2023	$10.01	0.16	0.03	0.19	(0.17)	(0.17)
Year Ended 4/30/2022	$10.46	0.09	(0.45)	(0.36)	(0.09)	(0.09)
Institutional 2 Class
Year Ended 4/30/2026	$10.06	0.30	0.13	0.43	(0.30)	(0.30)
Year Ended 4/30/2025	$10.02	0.29	0.04	0.33	(0.29)	(0.29)
Year Ended 4/30/2024	$10.03	0.25	(0.01)	0.24	(0.25)	(0.25)
Year Ended 4/30/2023	$10.01	0.17	0.03	0.20	(0.18)	(0.18)
Year Ended 4/30/2022	$10.46	0.09	(0.44)	(0.35)	(0.10)	(0.10)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2026	$10.20	4.00%	0.85% (c)	0.64% (c),(d)	2.65%	26%	$51,801
Year Ended 4/30/2025	$10.07	3.05%	0.84%	0.64% (d)	2.59%	32%	$50,624
Year Ended 4/30/2024	$10.03	2.23%	0.84% (c)	0.64% (c),(d)	2.18%	22%	$57,298
Year Ended 4/30/2023	$10.03	1.67%	0.83% (c)	0.65% (c),(d)	1.41%	48%	$70,963
Year Ended 4/30/2022	$10.01	(3.68% )	0.81%	0.66% (d)	0.63%	69%	$79,026
Institutional Class
Year Ended 4/30/2026	$10.20	4.26%	0.60% (c)	0.39% (c),(d)	2.88%	26%	$42,657
Year Ended 4/30/2025	$10.07	3.31%	0.59%	0.39% (d)	2.85%	32%	$63,306
Year Ended 4/30/2024	$10.03	2.48%	0.59% (c)	0.39% (c),(d)	2.41%	22%	$51,406
Year Ended 4/30/2023	$10.03	1.92%	0.58% (c)	0.40% (c),(d)	1.64%	48%	$94,875
Year Ended 4/30/2022	$10.01	(3.44% )	0.56%	0.41% (d)	0.88%	69%	$107,620
Institutional 2 Class
Year Ended 4/30/2026	$10.19	4.32%	0.55% (c)	0.34% (c)	2.95%	26%	$37,189
Year Ended 4/30/2025	$10.06	3.36%	0.53%	0.33%	2.89%	32%	$34,759
Year Ended 4/30/2024	$10.02	2.43%	0.54% (c)	0.34% (c)	2.48%	22%	$38,464
Year Ended 4/30/2023	$10.03	1.97%	0.52% (c)	0.35% (c)	1.69%	48%	$62,470
Year Ended 4/30/2022	$10.01	(3.40% )	0.51%	0.37%	0.92%	69%	$127,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 4/30/2026	$10.06	0.30	0.13	0.43	(0.30)	(0.30)
Year Ended 4/30/2025	$10.03	0.30	0.03	0.33	(0.30)	(0.30)
Year Ended 4/30/2024	$10.03	0.25	0.01 (e)	0.26	(0.26)	(0.26)
Year Ended 4/30/2023	$10.01	0.17	0.03	0.20	(0.18)	(0.18)
Year Ended 4/30/2022	$10.46	0.10	(0.45)	(0.35)	(0.10)	(0.10)
Class S
Year Ended 4/30/2026	$10.07	0.30	0.13	0.43	(0.30)	(0.30)
Year Ended 4/30/2025(f)	$10.22	0.17	(0.15)(e)	0.02	(0.17)	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 4/30/2026	$10.19	4.34%	0.52% (c)	0.32% (c)	2.97%	26%	$112,615
Year Ended 4/30/2025	$10.06	3.29%	0.51%	0.30%	2.92%	32%	$140,543
Year Ended 4/30/2024	$10.03	2.58%	0.50% (c)	0.30% (c)	2.52%	22%	$152,157
Year Ended 4/30/2023	$10.03	2.02%	0.48% (c)	0.30% (c)	1.71%	48%	$210,950
Year Ended 4/30/2022	$10.01	(3.36% )	0.47%	0.32%	0.97%	69%	$380,197
Class S
Year Ended 4/30/2026	$10.20	4.26%	0.60% (c)	0.39% (c),(d)	2.89%	26%	$4,616
Year Ended 4/30/2025 (f)	$10.07	0.19%	0.59%	0.39%	2.96%	32%	$5,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements
April 30, 2026
Note 1. Organization
Columbia Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2026 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended April 30, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Institutional Class	0.08
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 (a)	33,007

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Class A	0.65	0.65
Institutional Class	0.40	0.40
Institutional 2 Class	0.35	0.34
Institutional 3 Class	0.33	0.31
Class S	0.40	0.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2026				Year Ended April 30, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
6,482	8,617,982	—	8,624,464	23,417	8,810,084	—	8,833,501
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
At April 30, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	683,375	—	(24,119,295)	1,061,464
At April 30, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
246,265,190	1,776,551	(715,087)	1,061,464
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(8,474,974)	(15,644,321)	(24,119,295)	348,898
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $72,969,702 and $101,178,191, respectively, for the year ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	7,800,000	4.21	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2026.
Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, one unaffiliated shareholder of record owned 38.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short Duration Municipal Bond Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Short Duration Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Short Duration Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Short Duration Municipal Bond Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
99.92%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Short Duration Municipal Bond Fund  | 2026

Columbia Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN223_(06/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	June 22, 2026